As Filed with the Securities and Exchange

                         Commission on February 25, 1999




                                                     Registration No. 811-5473


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-2

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940                                                              /X/



      Amendment No. 14                                                     /X/



                      OPPENHEIMER MULTI-SECTOR INCOME TRUST

              (Exact Name of Registrant as Specified in Charter)


                       Two World Trade Center, 34th Floor

                          New York, New York 10048-0203

                   (Address of Principal Executive Offices)

                                 212-323-0200

-

                         (Registrant's Telephone Number)

                             ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.

                       Two World Trade Center, 34th Floor

                          New York, New York 10048-0203

                     (Name and Address of Agent for Service)

                                    FORM N-2

                      OPPENHEIMER MULTI-SECTOR INCOME TRUST

                              Cross Reference Sheet

Part A of
Form N-2
Item No.    Prospectus Heading


1    *
2    *
3    *
4    *
5    *
6    *
7    *
8    General Description of the Registrant
9    Management
10   Capital Stock, Long-Term Debt, and Other Securities
11   *
12   *

13   See Item 15 of the Statement of Additional Information


Part B of
Form N-2

Item No. Heading In Statement of Additional Information

14   Cover Page
15   Table of Contents
16   *
17   See Item 8 of the Prospectus
18   Management
19   Control Persons and Principal Holders of Securities
20   See Item 9 of the Prospectus
21   Brokerage Allocation and Other Practices
22   See Item 10 of the Prospectus
23   Financial Statements





* Not applicable or negative answer.

                      OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


Item 1.     Outside Front Cover.

            Inapplicable.

Item 2.     Inside Front and Outside Back Cover Page.

            Inapplicable.

Item 3.     Fee Table and Synopsis

            Inapplicable.

Item 4.     Financial Highlights.

            Inapplicable.

Item 5.     Plan of Distribution.

            Inapplicable.

Item 6.     Selling Shareholders.

            Inapplicable.

Item 7.     Use of Proceeds.

            Inapplicable.

Item 8.     General Information and History.

      1. Oppenheimer Multi-Sector Income Trust (the "Fund" or "Registrant") is a
closed-end   diversified   management   investment   company   organized   as  a
Massachusetts business trust on February 22, 1988.

      2, 3, and 4. The Fund's primary investment objective is high current income consistent with preservation of capital. Its secondary objective is capital appreciation. In seeking those objectives, the Fund will allocate its assets among seven sectors of the fixed-income securities market to take advantage of opportunities anticipated by OppenheimerFunds, Inc., the Fund's investment adviser (the "Adviser"), which arise in particular sectors in various economic environments. The Adviser's opinion as to such opportunities will be based on various factors which may affect the levels of income which can be obtained from the different sectors, such as (i) the effect of interest rate changes, on a relative and absolute basis, on yields of securities in the particular sectors, (ii) the effect of changes in tax laws and other legislation affecting securities in the various sectors, (iii) changes in the relative values of foreign currencies, and (iv) perceived strengths of the abilities of issuers in the various sectors to repay their obligations.


      The sectors in which the Fund invests are not divided by industry but instead differ by type of security and issuer and includes U.S. government, Corporate, International, Asset-Backed (including Mortgage-Backed), Municipal, Convertible and Money Market sectors. The Adviser believes that investing the Fund's assets in a portfolio comprised of three or more sectors, as opposed to limiting investments to only one such sector, will enhance the Fund's ability to achieve high current income consistent with preservation of capital or seek capital appreciation. The range of yields of the securities in each sector will differ from securities in the others both on an absolute and a relative basis. It is not the intention of the Fund to always allocate its assets to the sector with the highest range of yields as this may not be consistent with preservation of capital. The Adviser will, however, monitor changes in relative yields of securities in the various sectors to help formulate its decisions on which sectors present attractive investment opportunities at a particular time.

      Historically, the markets for the sectors identified below have tended to behave somewhat independently and have at times moved in opposite directions. For example, U.S. government securities (defined below) have generally been affected negatively by concerns about inflation that might result from increased economic activity. Corporate debt securities and convertible securities, on the other hand, have generally benefited from increased economic activity due to the resulting improvement in the credit quality of corporate issuers which, in turn, has tended to cause a rise in the prices of common stock underlying convertible securities. The converse has generally been true during periods of economic decline. Similarly, U.S. government securities can be negatively affected by a decline in the value of the dollar against foreign currencies, while the non-dollar denominated securities of foreign issuers held by U.S. investors have generally benefited from such decline. Investments in short-term money market securities tend to decline less in value than long-term debt securities in periods of rising interest rates but do not rise as much in periods of declining rates. At times the difference between yields on municipal securities and taxable securities does not fully reflect the tax advantage of municipal securities. At such times investments in municipal securities tend to fare better in value than taxable investments because the yield differential generally can be expected to increase again to reflect the tax advantage.


      The Adviser believes that when financial markets exhibit this lack of correlation, an active allocation of investments among these seven sectors can permit greater preservation of capital over the long term than would be obtained by investing permanently in any one sector. To the extent that active allocation of investments among market sectors by the Adviser is successful in preserving or increasing capital, the Fund's capacity to meet its primary objective of high current income should be enhanced over the longer term. The Adviser also will utilize certain other investment techniques, including options and futures, intended to enhance income and reduce market risk.


      The Fund can invest in securities in the Corporate, International, Asset-Backed and Convertible Sectors which are in the lowest rating category of each of Standard & Poor's Rating Service ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff & Phelps") or another nationally recognized rating organization, or which are unrated. The description and characteristics of the lowest rating category are discussed in the description of the Corporate Sector. In all other sectors, the Fund will not invest in securities rated lower than those considered investment grade, i.e. "Baa" by Moody's or "BBB" by Standard & Poor's, Fitch's or Duff & Phelps. See "Investment Sectors in Which the Fund Invests" and Appendix B (Securities Ratings) to the Prospectus. Unrated securities will be of comparable quality to those that are rated, in the opinion of the Adviser. The seven sectors of the fixed-income securities market in which the Fund can invest are:

- The U.S. Government Sector, consisting of debt obligations of the U.S. government and its agencies and instrumentalities ("U.S. government securities");


- The Corporate Sector, consisting of non-convertible debt obligations or preferred stock of U.S. corporate issuers and participation interests in senior, fully-secured loans made primarily to U.S. companies;

- The International Sector, consisting of debt obligations (which may be denominated in foreign currencies) of foreign governments and their agencies and instrumentalities, certain supranational entities and foreign and U.S. companies;

-     The Asset-Backed  Sector,  consisting of undivided fractional interests in
      pools  of  consumer  loans  and   participation   interests  in  pools  of
      residential mortgage loans;

- The Municipal Sector, consisting of debt obligations of states, territories or possessions of the United States and the District of Columbia or their political subdivisions, agencies, instrumentalities or authorities;

- The Convertible Sector, consisting of debt obligations and preferred stock of U.S. corporations which are convertible into common stock; and


- The Money Market Sector, consisting of U.S. dollar-denominated debt obligations having a maturity of 397 days or less and issued by the U.S. government or its agencies, certain domestic banks or corporations; or certain foreign governments, agencies or banks; and repurchase agreements.

      Current income, preservation of capital and, secondarily, possible capital appreciation will be considerations in the allocation of assets among the seven investment sectors described above. The Adviser anticipates that at all times Fund assets will be spread among three or more sectors. Securities in the first six sectors above have maturities in excess of 397 days. All securities denominated in foreign currencies will be considered as part of the International Sector, regardless of maturity. The Fund can also invest in options and futures related to securities in each of the sectors.



INVESTMENT SECTORS IN WHICH THE FUND INVESTS


      The Fund's assets allocated to each of the sectors will be managed in accordance with the investment policies described above. The Fund's portfolio might not always include all of the different types of investments described below. The allocation among the different types of investments the Fund is permitted to invest in will vary over time based on the Advisor's evaluation of economic and market conditions.


The U.S. Government Sector


      Assets in this sector will be invested in U.S. government securities, which are obligations issued by or guaranteed by the United States government or its agencies or instrumentalities. Certain of these obligations, including U.S. Treasury notes and bonds, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Certain other U.S. government securities, issued or guaranteed by Federal agencies or government-sponsored enterprises, are not supported by the full faith and credit of the United States. These latter securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Adviser will adjust the average maturity of the investments held in this sector from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. U.S. government securities are considered among the most creditworthy of fixed-income investments. Because of this, the yields available from U.S. government securities are generally lower than the yields available from corporate debt securities. Nevertheless, the values of U.S. government securities (like those of fixed-income securities generally) will change as interest rates fluctuate.

      Zero Coupon Treasury Securities. The Fund can invest in "zero coupon" Treasury securities which are (a) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or (b) certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder during its life. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distribution of interest. Current Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment in cash on the security during the year. The Fund will not invest more than 10% of its total assets at the time of purchase in zero coupon Treasury securities.


The Corporate Sector


      Assets allocated to this sector will be invested in secured or unsecured non-convertible preferred stock and corporate debt obligations, such as bonds, debentures and notes. The Fund can also acquire participation interests, as described below.

      Ratings. Certain corporate fixed-income securities in which the Fund can invest may be unrated or in the lower rating categories of recognized rating agencies, i.e., ratings below "Baa" by Moody's or below "BBB" by Standard & Poor's or Duff & Phelps. Lower-rated securities, commonly called junk bonds, will involve greater volatility of price and risk of principal and income (including the possibility of default or bankruptcy of the issuer of such securities) than securities in the higher rating categories. The Fund's investments in lower-rated securities can not exceed 75% of the Fund's total assets, with no more than 50% of the Fund's total assets in lower-rated foreign securities (see "The International Sector," below).

      The Fund's ability to increase its investments in high-yield securities will enable it to seek higher investment return. However, high-yield securities, whether rated or unrated, could be subject to greater market fluctuations and risks of loss of income and principal and could have less liquidity than lower yielding, higher-rated fixed-income securities. Principal risks of high-yield securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination of the holder's claims to the prior claims of banks and other senior lenders in bankruptcy proceedings, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates, whereby the holder might receive redemption proceeds at times when only lower-yielding portfolio securities are available for investment, (v) the possibility that earnings of the issuer can be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn.

      Participation Interests. The Fund can acquire participation interests in loans that are made to U.S. or foreign companies (the "borrower"). They can be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of the Fund's net assets can be invested in participation interests of the same issuer. The Adviser has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers could have difficulty making payments. If the borrower fails to make scheduled principal or interest payments, the Fund could experience a decline in net asset value of its shares. Some borrowers could have senior securities rated as low as "C" by Moody's or "D" by Standard & Poor's or Duff & Phelps, but can be deemed acceptable credit risks. Participation interests are subject to the Fund's limitations on investments in illiquid securities.


The International Sector


      The assets allocated to this sector will be invested in debt obligations (which may either be denominated in U.S. dollars or in non-U.S. currencies), issued or guaranteed by foreign corporations, certain supranational entities (described below), and foreign governments or their agencies or instrumentalities, and in debt obligations issued by U.S. corporations denominated in non-U.S. currencies. All such securities are referred to as "foreign securities." The Fund's investments in foreign lower-rated securities can not exceed 50% of the Fund's total assets. The Fund can invest in any country where the Adviser believes there is a potential to achieve the Fund's investment objectives. The Fund may not invest more than 15% of its total assets in foreign securities of any one country.

      The percentage of the Fund's assets that will be allocated to this sector will vary on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. The Fund's portfolio of foreign securities can include those of a number of foreign countries or, depending upon market conditions, those of a single country.


      The obligations of foreign governmental entities, including supranational entities, have various kinds of government support, and may or may not be supported by the full faith and credit of a foreign government. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There can be no assurance that foreign governments will be willing or able to honor their commitments.


      Investing in foreign securities involves considerations and possible risks not typically associated with investing in securities in the U.S. The values of foreign securities investments will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. Costs will be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than commissions in the U.S. and foreign securities markets can be less liquid, more volatile and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation, lack of uniform accounting and auditing standards, and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods. There could be less information publicly available about foreign issuers than about U.S. issuers.

     On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect: i. issuers in which the Fund invests, because of changes in the
       competitive   environment  from  a  consolidated  currency  market  and
       greater operational costs from converting to the new currency. This might depress securities values;
ii. vendors the Fund depends on to carry out its business, such as its custodian (which holds the foreign securities the Fund buys), the Adviser (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund;
iii. exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

      The Adviser is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's custodian bank has advised the Adviser of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

      Because the Fund can purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. Because a portion of the Fund's investment income can be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. The Fund can engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates.

      The values of foreign investments and the investment income derived from them can also be affected unfavorably by changes in currency exchange control regulations. Although the Fund will invest only in securities denominated in foreign currencies that at the time of investment do not have government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls. In addition, the values of foreign fixed-income investments will fluctuate in response to changes in U.S. and foreign interest rates.

      Special Risks of Emerging Market Countries. Investments in emerging market countries can involve further risks in addition to those identified above for investments in foreign securities. Securities issued by emerging market countries and by companies located in those countries can be subject to extended settlement periods, whereby the Fund might not receive principal and/or income on a timely basis and its net asset value could be affected. There can be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange rates could be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there can be significant balance of payment deficits; and their economies and markets can respond in a more volatile manner to economic changes than those of developed countries.


The Asset-Backed Sector


      Asset-Backed Securities. The Fund can invest in securities that represent undivided fractional interests in pools of consumer loans, similar in structure to the mortgage-backed securities in which the Fund can invest described below. Payments of principal and interest are passed through to holders of asset-backed securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other obligations. The degree of credit enhancement varies and generally applies, until exhausted, to only a fraction of the asset-backed security's par value. If the credit enhancement of any asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund can then experience losses or delays in receiving payment and a decrease in the value of the asset-backed security.

      The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement is exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying consumer loans by the individuals, and the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments that shorten the weighted average life of asset-backed securities and can lower their return in the same manner as described below for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

      Private and U.S. Government Issued Mortgage-Backed Securities and CMOs. The Fund can invest in securities that represent participation interests in pools of residential mortgage loans, including collateralized mortgage obligations (CMOs). Some CMOs can be issued or guaranteed by agencies or instrumentalities of the U.S. government (for example, Ginnie Maes, Freddie Macs and Fannie Maes). Other CMOs are issued by private issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. CMOs issued by such private issuers are not issued or guaranteed by the U.S. government or its agencies and are, therefore, also subject to credit risks. Credit risk relates to the ability of the issuer or a debt security to make interest or principal payments on the security as they become due. Securities issued or guaranteed by the U.S. government are subject to little, if any, credit risk because they are backed by the "full faith and credit of the U.S. government", which in general terms means that the U.S. Treasury stands behind the obligation to pay interest and principal.

      The Fund's investments can include securities which represent participation interests in pools of residential mortgage loans which may be issued or guaranteed by private issuers or by agencies or instrumentalities of the U.S. government. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

      The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool will be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. The yield on such pools is usually computed by using the historical record of prepayments for that pool, or in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans can cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

      The price and yields to maturity of CMOs are, in part, determined by assumptions about cash-flows from the rate of payments of underlying mortgages. However, changes in prevailing interest rates can cause the rate of prepayments of underlying mortgages to change. In general, prepayments on fixed rate mortgage loans increase during periods of falling interest rates and decrease during periods of rising interest rates. Faster than expected prepayments of underlying mortgages will reduce the market value and yield to maturity of issued CMOs. If prepayments of mortgages underlying a short-term or intermediate-term CMO occur more slowly than anticipated because of rising interest rates, the CMO effectively can become a longer-term security. The prices of long-term debt securities generally fluctuate more widely than those of shorter-term securities in response to changes in interest rates which, in turn, can result in greater fluctuations in the Fund's share prices.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security can decrease as do other debt securities, but, when prevailing interest rates decline, the value of pass-through securities is not likely to rise on a comparable basis with other debt securities because of the pre-payment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives can occur at higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which can increase the yield to shareholders more than debt obligations that pay interest semi-annually.

      Because of those factors, mortgage-backed securities can be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and can involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Fund can purchase mortgage-backed securities at a premium or at a discount.

      Some mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. government (e.g., obligations of Federal Home Loan Banks); and some are backed by only the credit of the issuer itself (e.g., obligations of the Federal National Mortgage Association). Such guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the value of the Fund's shares.

      Interest Rate Risks. Although U.S. government securities involve little credit risk, their market values will fluctuate until they mature, depending on prevailing interest rates. When prevailing interest rates go up, the market value of already issued debt securities tends to go down. When interest rates go down, the market value of already issued debt securities tends to go up. The magnitude of those fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer. Certain of the Fund's investments, such as I/Os, P/Os and mortgage-backed securities such as CMOs, can be very sensitive to interest rate changes and their values can be quite volatile.

      The Fund can invest in "stripped" mortgage-backed securities or CMOs. Stripped mortgage-backed securities usually have two classes. The classes receive different proportions of the interest and principal distributions on the pool of mortgage assets that act as collateral for the security. In certain cases, one class will receive all of the interest payments (and is known as an "I/O"), while the other class will receive all of the principal value on maturity (and is known as a "P/O").


      The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.


      Stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, some stripped securities could be deemed "illiquid." If the Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment limitations set forth under "Direct Placements and Other Illiquid Securities."

      The Fund can also enter into "forward roll" transactions with banks or other buyers that provide for future delivery of the mortgage-backed securities in which the Fund can invest. The Fund would be required to deposit liquid assets of any type, including equity and debt securities of any grade to its custodian bank in an amount equal to its purchase payment obligation under the roll.

      GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. The GNMA Certificates that the Fund can purchase are of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payment.

      The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.



      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

      FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCS") and guaranteed mortgage certificates ("GMCs"). PCS resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCS and the ultimate payment of principal.

      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

      FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

The Municipal Sector


      The assets of this sector will be invested in obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia or their political subdivisions, agencies, instrumentalities or authorities (municipal bonds). At the time of purchase, all securities in this sector will be rated within the four highest grades assigned by Moody's, Standard & Poor's, Fitch's or Duff & Phelps ("Baa" or better by Moody's or "BBB" or better by Standard & Poor's or Duff & Phelps), or another nationally recognized rating organization, or unrated securities which are of comparable quality in the opinion of the Adviser. Any income earned on municipal bonds which the Fund distributes to shareholders would be treated as taxable income to such shareholders.

      The Fund does not expect to invest in municipal bonds for tax-exempt income to distribute to shareholders, but to take advantage of yield differentials with other debt securities, which can be reflected in bond prices, and thus reflect potential for capital appreciation. Because municipal bonds are generally exempt from Federal taxation they normally yield much less than taxable fixed-income securities. At times, however, the yield differential narrows from its normal range. This can occur, for example, when the demand for U.S. government securities substantially increases in times of economic stress or when investors seeking safety are willing to pay more for such securities thereby reducing the yield. It also can occur when investors perceive a threat to the continuation of the tax-exempt status of municipal bonds through possible Congressional or State action. When this happens, investors are not willing to pay as much for municipal bonds, thereby reducing prices and increasing their yield compared to taxable obligations. If such situations occur, investments in the Municipal Sector can be more attractive than other sectors even though such investments continue to offer lower yields than taxable securities because if the yield differential returns to normal ranges, the value of municipal bonds relative to taxable fixed-income securities will have increased, i.e. depreciated less or appreciated more. Such an investment would help the Fund achieve its objective of capital preservation or capital appreciation. It would also help achieve its objective of high income because the Fund's net asset value per share would be higher than it otherwise would have been, thereby permitting it to earn additional income on those assets.

      Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets, and water and sewer works. Other public purposes for which municipal bonds can be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.

      The two principal classifications of municipal bonds are (1) "general obligation" and (2) "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in a few cases, from the proceeds of a special excise or other tax but are not supported by the issuer's power to levy general taxes. There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend on, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue, and are generally lower than those of taxable investments.


The Convertible Sector


      Assets allocated to this sector will be invested in securities (bonds, debentures, corporate notes, preferred stocks and units with warrants attached) which are convertible into common stock. Common stock received upon conversion can be retained in the Fund's portfolio to permit orderly disposition or to establish a holding period to avoid possible adverse Federal income tax consequences to the Fund or shareholders.

      Convertible securities can provide a potential for current income through interest and dividend payments and at the same time provide an opportunity for capital appreciation by virtue of their convertibility into common stock. The rating requirements to which the Fund is subject when investing in corporate fixed-income securities and foreign securities (see above) also apply to the Fund's investments in domestic and foreign convertible securities, respectively.

      Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, can entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value without considering its conversion privilege) and its "conversion value" (the security's worth if it were to be exchanged pursuant to its conversion privilege for the underlying security at the market value of the underlying security).

      To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise as with other fixed-income securities (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value, which represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities can be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objectives.


The Money Market Sector

      Assets  in  this  sector  will  be   invested   in  the   following   U.S.
dollar-denominated debt obligations maturing in 397 days or less:


      (1) U.S. government securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.


      (2) Bank Obligations: Certificates of deposit, bankers' acceptances, loan participation agreements, time deposits, and letters of credit if they are payable in the United States or London, England, and are issued or guaranteed by a domestic or foreign bank having total assets in excess of $1 billion.

      (3) Commercial Paper: Obligations rated "A-1," "A-2" or "A-3" by Standard & Poor's or Prime-1, Prime-2 or Prime-3 by Moody's or if not rated, issued by a corporation having an existing debt security rated "A" or better by Standard & Poor's or "A" or better by Moody's.

      (4) Corporate Obligations: Corporate debt obligations (including master demand notes but not including commercial paper) if they are issued by domestic corporations and are rated "A" or better by Standard & Poor's or "A" or better by Moody's or unrated securities which are of comparable quality in the opinion of the Adviser.


      (5) Other Obligations: Obligations of the type listed in (1) through (4) above, but not satisfying the standards set forth therein, if they are (a) subject to repurchase agreements or (b) guaranteed as to principal and interest by a domestic or foreign bank having total assets in excess of $1 billion, by a corporation whose commercial paper can be purchased by the Fund, or by a foreign government having an existing debt security rated "AA" or "Aa" or better.


      (6) Board-Approved Instruments: Other short-term investments of a type which the Board determines presents minimal credit risks and which are of "high quality" as determined by any major rating service or, in the case of an instrument that is not rated, of comparable quality as determined by the Board.


      Bank time deposits can be non-negotiable until expiration and can impose penalties for early withdrawal. Master demand notes are corporate obligations which permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower can prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.


      The Fund has no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, subject to policies established by the Board of Trustees, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in bank time deposits and master demand notes are subject to the investment limitation on securities that are not readily marketable set forth under "Special Investment Techniques -- Direct Placements and Other Illiquid Securities."


      Because the Fund can invest in U.S. dollar-denominated securities of foreign banks and foreign branches of U.S. banks, the Fund can be subject to additional investment risks which can include future political and economic developments of the country in which the bank is located, possible imposition of withholding taxes on interest income payable on the securities, possible seizure or nationalization of foreign deposits, the possible establishment of exchange control regulations or the adoption of other governmental restrictions that might affect the payment of principal and interest on such securities. Additionally, not all of the U.S. Federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of them apply to foreign banks.



SPECIAL INVESTMENT TECHNIQUES


      In conjunction with the investments in the seven sectors described above, the Fund can use the following special investment techniques, however, the Fund's portfolio might not always include all of the different types of investment described below.


Direct Placements and Other Illiquid Securities


      The Fund can invest up to 20% of its assets in securities purchased in direct placements which are subject to statutory or contractual restrictions and delays on resale (restricted securities). This policy does not limit the acquisition of restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Board of Trustees or the Adviser under Board-approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, the Fund's holdings of those securities can be illiquid. Restricted securities may generally be resold only in privately-negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act of 1933 and are, therefore, unlike securities which are traded in the open market and can be expected to be sold immediately if the market demand is adequate. If restricted securities are substantially comparable to registered securities of the same issuer which are readily marketable, the Fund can not purchase them unless they are offered at a discount from the market price of the registered securities. No restricted securities will be purchased unless the issuer has agreed to register the securities at its expense within a specific time period. Adverse conditions in the public securities market at certain times can preclude a public offering of an issuer's unregistered securities. There can be undesirable delays in selling restricted securities at prices representing fair value.

      The Fund can invest up to an additional 10% of its assets in securities which, although not restricted, are not readily marketable. Such securities can include bank time deposits, master demand notes described in the Money Market Sector and certain puts and calls which are traded in the over-the-counter markets. The Adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.


Repurchase Agreements


      Any of the securities permissible for purchase for one of its sectors can be acquired by the Fund subject to repurchase agreements with commercial banks with total assets in excess of $1 billion or securities dealers with a net worth in excess of $50 million. In a repurchase transaction, at the time the Fund acquires a security, it simultaneously resells it to the vendor and must deliver that security to the vendor on a specific future date. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase transaction of more than seven days. Repurchase agreements are considered "loans" under the Investment Company Act of 1940 (the "1940 Act"), collateralized by the underlying security. The Fund's repurchase agreements will require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to collateralize the loan fully. The Adviser will monitor the collateral daily and, in the event its value declines below the repurchase price, will immediately demand additional collateral be deposited. If such demand is not met within one day, the existing collateral will be sold. Additionally, the Adviser will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed-upon resale price on the delivery date, the Fund's risks in such event can include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and loss from any delay in foreclosing on the collateral. There is no limit on the amount of the Fund's assets that can be subject to repurchase agreements.

When-Issued and Delayed-Delivery Transactions

      The Fund can purchase asset-backed securities, municipal bonds and other debt securities on a "when-issued" basis, and can purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio for delivery pursuant to option contracts it has entered into; the Fund can dispose of a commitment prior to settlement. The Fund does not intend to make such purchases for speculative purposes. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by the Fund and settlement (generally within 45 days from the date the offer is accepted), no payment is made for the securities purchased, and no interest accrues to the Fund from the transaction until the Fund receives the security at settlement of the trade. Such securities are subject to market fluctuations; the value at delivery can be less than the purchase price. The Fund will identify to its custodian, liquid assets on its records as segregated of any type, including equity and debt securities of any grade at least equal to the value of purchase commitments until payment is made. Such securities can bear interest at a lower rate than longer term securities. The commitment to purchase a security for which payment will be made on a future date can be deemed a separate security and involve a risk of loss if the value of the security declines prior to the settlement date, which risk is in addition to the risk of decline of the Fund's other assets.


Hedging


The Fund can purchase certain kinds of futures contracts; forward contracts; call and put options on securities, futures, indices and foreign currencies; and enter into interest rate swap agreements. These are referred to as "Hedging Instruments". The Fund is not obligated to use hedging instruments even though it is permitted to use them in the Advisor's discretion, as described below.

      Hedging Instruments can be used to attempt to protect against possible declines in the market value of the Fund's portfolio from downward trends in securities markets, to protect the Fund's unrealized gains in the value of its securities which have appreciated, to facilitate selling securities for investment reasons, to establish a position in the securities markets as a temporary substitute for purchasing particular securities, or to reduce the risk of adverse currency fluctuations.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. Covered calls and puts can also be written on securities to attempt to increase the Fund's income. The Fund will not use futures and options on futures for speculation. The hedging instruments the Fund can use are described below. As of the date of this Registration Statement, the Fund does not intend to enter into futures, forward contracts and options on futures if after any such purchase, the sum of margin deposits on futures and premiums paid on futures options would exceed 5% of the value of the Fund's total assets.

      |_| Futures.  The Fund can buy and sell futures  contracts  that relate to
(1) stock indices (referred to as stock index futures), other securities indices (together with stock index futures, referred to as financial futures), (3) interest rates (referred to as interest rate futures), (4) foreign currencies (referred to as forward contracts), or (5) commodities (referred to as commodity futures.) An interest rate future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price. That obligation can be satisfied by actual delivery of the debt security or by entering into an offsetting contract. A bond index assigns relative values to the bonds included in that index and is used as a basis for trading long-term bond index futures contracts. bond index futures reflect the price movements of bonds included in the index. They differ from interest rate futures in that settlement is made in cash rather than by delivery; or settlement can be made by entering into an offsetting contract.

      |_| Put and Call Options. The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in "futures," above. A call or put can be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets can be subject to calls.

      The Fund can buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.

      |_| Foreign Currency Options. The Fund can purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options, for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities can be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency can be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would either lose the premium it paid and incur transaction costs, or purchase or sell the foreign currency at a disadvantageous price.

      |_| Forward Contracts. The Fund can enter into foreign currency exchange contracts ("forward contracts"), which obligate the seller to deliver and the purchaser to take a specific foreign currency at a specific future date for a fixed price. The Fund can enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. There is a risk that use of forward contracts can reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other futures. The Fund can also enter into a Forward Contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the Forward Contract and the foreign currency of the underlying investment than between the U.S. dollar and the currency of the underlying investment. This technique is referred to as "cross hedging". The success of cross hedging is dependent on many factors, including the ability of the Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund can experience losses or gains on both the underlying security and the cross currency hedge.

      The Fund will not speculate in foreign currency exchange contracts. There is no limitation as to the percentage of the Fund's assets that can be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency or enter into a cross hedge unless it is denominated in a currency or currencies that the Adviser believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated.

      There are certain risks in writing calls. If a call written by the Fund is exercised, the Fund foregoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written. In addition, the Fund could experience capital losses that might cause previously distributed short-term capital gains to be re-characterized as non-taxable return of capital to shareholders. In writing puts, there is the risk that the Fund could be required to buy the underlying security at a disadvantageous price. The principal risks relating to the use of futures are:
(a) possible imperfect correlation between the prices of the futures and the market value of the securities in the Fund's portfolio; (b) possible lack of a liquid secondary market for closing out a futures position; (c) the need for additional skills and techniques beyond those required for normal portfolio management; and (d) losses on futures resulting from interest rate movements not anticipated by the Adviser.

      |_| Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they can swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund can not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets of any type, including equity and debt securities of any grade, to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      o Derivative Investments. The Fund can invest in a number of different kinds of "derivative investments." In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund can not purchase or sell physical commodities or commodity contracts; however this does not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities. In the broadest sense, derivative investments include exchange-traded options and futures contracts. The risks of investing in derivative investments include not only the ability of the company issuing the instrument to pay the amount due on the maturity of the instrument, but also the risk that the underlying investment or security might not perform the way the Adviser expected it to perform. The performance of derivative investments can also be influenced by interest rate changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal and/or income than expected. Certain derivative investments held by the Fund can trade in the over-the-counter market and can be illiquid. Derivative investments used by the Fund are used in some cases for hedging purposes and in other cases for "non-hedging" investment purposes to seek income or total return. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) can be considered "derivative investments."

      The Fund can invest in different types of derivatives, generally known as "Structured Investments." "Index-linked" or "commodity -linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. Further examples of derivative investments the Fund can invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the principal amount of the security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt.

      The Fund can also invest in currency-indexed securities. Typically these are short-term or intermediate-term debt securities having a value at maturity, and/or interest rates determined by reference to one or more specified foreign currencies. Certain currency-indexed securities purchased by the Fund can have a payout factor tied to a multiple of the movement of the U.S. dollar (or the foreign currency in which the security is denominated) against the movement in the U.S. dollar, the foreign currency, another currency, or an index. Such securities can be subject to increased principal risk and increased volatility than comparable securities without a payout factor in excess of one, but the Adviser believes the increased yield justifies the increased risk.

      o Participation Interests. The Fund can acquire interests in loans that are made to U.S. companies, foreign companies and foreign governments (the "borrower"). They can be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or have become members of the lending syndicate. The Fund will not invest, at the time of investment, more than 5% of its net assets in participation interests of the same borrower. The Adviser has set certain creditworthiness standards for borrowers, and monitors their creditworthiness. The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers can have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares. Some borrowers can have senior securities rated as low as "C" by Moody's or "D" by Standard & Poor's or Duff & Phelps, but can be deemed acceptable credit risks. Participation interests are subject to the Fund's limitations on investments in illiquid securities.


Loans of Portfolio Securities


      To attempt to increase its income, the Fund can lend its portfolio securities if, after any loan, the value of the securities loaned does not exceed 25% of the total value of its assets. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. government securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives an amount equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such loan collateral; either type of interest may be shared with the borrower. The Fund can also pay reasonable finder's, custodian and administrative fees.

      The terms of the Fund's loans must meet certain tests under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"), and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter. The Fund will make such loans only to banks and securities dealers with whom it can enter into repurchase transactions. If the borrower fails to return this loaned security the Fund's risks include: (1) any costs in disposing of the collateral; (2) loss from a decline in value of the collateral to an amount less than 100% of the securities loaned; (3) being unable to exercise its voting or consent rights with respect to the security; and (4) any loss arising from the Fund being unable to timely settle a sale of such securities.


Borrowing


      From time to time, the Fund can increase its ownership of securities by borrowing up to 10% of the value of its net assets from banks and investing the borrowed funds (on which the Fund will pay interest). After any such borrowing, the Fund's total assets, less its liabilities other than borrowings, must remain equal to at least 300% of all borrowings, as set forth in the Investment Company Act. Interest on borrowed money is an expense the Fund would not otherwise incur, so that it can have substantially reduced net investment income during periods of substantial borrowings. The Fund's ability to borrow money from banks subject to the 300% asset coverage requirement is a fundamental policy.

      The Fund can also borrow to finance repurchases and/or tenders of its shares and can also borrow for temporary purposes in an amount not exceeding 5% of the value of the Fund's total assets. Any investment gains made with the proceeds obtained from borrowings in excess of interest paid on the borrowings will cause the net income per share or the net asset value per share of the Fund's shares to be greater than would otherwise be the case. On the other hand, if the investment performance of the securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, then the net income per share or net asset value per share of the Fund's shares will be less than would otherwise have been the case. This speculative factor is known as "leverage."


      Although such borrowings would therefore involve additional risk to the Fund, the Fund will only borrow if such additional risk of loss of principal is considered by the Adviser to be appropriate in relation to the Fund's primary investment objective of high current income consistent with preservation of capital. The Adviser will make this determination by examining both the market for securities in which the Fund invests and interest rates in general to ascertain that the climate is sufficiently stable to warrant borrowing.

Portfolio Turnover


      Because the Fund will actively use trading to benefit from short-term yield disparities among different issues of fixed-income securities or otherwise to achieve its investment objective and policies, the Fund can be subject to a greater degree of portfolio turnover than might be expected from investment companies which invest substantially all of their assets on a long-term basis. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that its annual turnover rate generally will not exceed 400% (excluding turnover of securities having a maturity of one year or less).

      The Adviser will monitor the Fund's tax status under the Internal Revenue Code during periods in which the Fund's annual turnover rate exceeds 100%. Higher portfolio turnover results in increased Fund expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities. To the extent that increased portfolio turnover results in sales of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code can be affected.


Defensive Strategies


      There can be times when, in the Adviser's judgment, conditions in the securities markets would make pursuing the Fund's primary investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund may employ alternative strategies primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund can invest all or any portion of its assets in nonconvertible high-grade debt securities, or U.S. government and agency obligations. The Fund can also hold a portion of its assets in cash or cash equivalents. It is impossible to predict when, or for how long, alternative strategies will be utilized.


Effects of Interest Rate Changes


      During periods of falling interest rates, the values of outstanding long term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. If the Adviser's expectation of changes in interest rates or its evaluation of the normal yield relationships in the fixed-income markets proves to be incorrect, the Fund's income, net asset value and potential capital gain can be decreased or its potential capital loss can be increased.

      Although changes in the value of the Fund's portfolio securities subsequent to their acquisition are reflected in the net asset value of the Fund's shares, such changes will not affect the income received by the Fund from such securities. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders.




INVESTMENT RESTRICTIONS


      The Fund has adopted the following investment restrictions, which together with its investment objectives, are fundamental policies changeable only with the approval of the holders of a "majority" of the Fund's outstanding voting securities, defined in the 1940 Act as the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) 67% or more of the shares present or represented by proxy at a meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy. Unless it is specifically stated that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Under these restrictions, the Fund will not do any of the following:

      |_| As to 75% of its total assets, the Fund will not invest in securities of any one issuer (other than the United States government, its agencies or instrumentalities) if after any such investment either (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would then own more than 10% of the voting securities of that issuer;

      |_| The Fund will not concentrate investments to the extent of 25% or more of its total assets in securities of issuers in the same industry; provided that this limitation shall not apply with respect to investments in U.S. government securities.

      |_| The Fund will not make loans except through (a) the purchase of debt securities in accordance with its investment objectives and policies; (b) the lending of portfolio securities as described above; or (c) the acquisition of securities subject to repurchase agreements;

      |_| The Fund will not borrow money, except in conformity with the restrictions stated above under "Borrowing."

      |_| The Fund will not pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings or for the escrow arrangements contemplated in connection with the use of Hedging Instruments;

      |_|   The Fund  will not  participate  on a joint or joint  and  several basis in any securities trading account;

      |_|   The  Fund  will  not  invest  in  companies  for  the  purpose  of exercising control or management thereof;

      |_| The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or by virtue of ownership of other securities has the right, without payment of any further consideration, to obtain an equal amount of the securities sold short ("short sales against the box"). Because changes in Federal income tax laws would not enable the Fund to defer realization of gain or loss for Federal income tax purposes, short sales against the box therefore would not be used by the Fund;


      |_| The Fund will not invest in (a) real estate, except that it can purchase and sell securities of companies which deal in real estate or interests therein; (b) commodities or commodity contracts (except that the Fund can purchase and sell hedging instruments whether or not they are considered to be a commodity or commodity contract); or (c) interests in oil, gas or other mineral exploration or development programs;

      |_| The Fund will not act as an underwriter of securities, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held for its own portfolio;

      |_| The Fund will not purchase securities on margin, except that the Fund can make margin deposits in connection with any of the Hedging Instruments it can use; or

      |_| The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral, or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery agreements and when-issued arrangements for portfolio securities transactions and contracts to buy or sell derivatives, hedging instruments or options or futures.

      5. The shares of beneficial interest of the Fund, $.01 par value per share (the "shares"), are listed and traded on The New York Stock Exchange (the "NYSE"). The following table sets forth for the shares for the periods indicated: (a) the per share high sales price on the NYSE, the net asset value per share as of the last day of the week immediately preceding such day and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such high sales price and the corresponding net asset value and (b) the per share low sales price on the NYSE, the net asset value per share as of the last day of the week immediately preceding such day and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such low sales price and the corresponding net asset value.


               Market Price High;(1)              Market Price Low;(1)
               NAV and Premium/                   NAV and Premium/

Ended          Discount That Day(2)               Discount That Day(2)

--------       ----------------------------       ----------------------------

10/31/95       Market: $7.125                     Market: $6.625
               NAV: $7.87                         NAV: $7.87
               Premium//Discount: -9.47%          Premium//Discount: -15.82%

1/31/96        Market: $7.375                     Market: $6.75
               NAV: $8.04                         NAV: $7.91
               Premium//Discount: -8.27%          Premium//Discount: -14.66%

4/30/96        Market: $10.25                     Market: $ 9.13
               NAV: $10.37                        NAV: $10.10
               Premium//Discount: -1.16%          Premium//Discount: -9.65%

7/31/96        Market: $ 9.75                     Market: $ 9.38
               NAV: $10.25                        NAV: $10.10
               Premium//Discount: -4.88%          Premium//Discount: -7.18%

10/31/96       Market: $10.00                     Market: $ 9.63
               NAV: $10.52                        NAV: $10.25
               Premium//Discount: -4.94%          Premium//Discount: -6.10%

1/31/97        Market: $10.00                     Market: $9.63
               NAV: $10.66                        NAV: $10.50
               Premium//Discount: -6.19%          Premium//Discount: -8.33%

4/30/97        Market: $10.25                     Market: $9.88
               NAV: $10.40                        NAV: $10.38
               Premium//Discount: -1.44%          Premium//Discount: -4.87%

7/31/97        Market: $10.75                     Market: $10.00
               NAV: $10.66                        NAV: $10.52
               Premium//Discount: -0.84%          Premium//Discount: -4.94%

10/31/97       Market: $10.63                     Market: $10.13
               NAV: $10.64                        NAV: $10.62
               Premium//Discount: -0.14%          Premium//Discount: -4.66%

1/31/98        Market: $10.63                     Market: $10.00
               NAV: $10.71                        NAV: $10.57
               Premium//Discount: -0.79%          Premium//Discount: -5.39%

4/30/98        Market: $10.56                     Market: $10.13
               NAV: $10.76                        NAV: $10.74
               Premium//Discount: -1.86%          Premium//Discount: -5.68%

7/31/98        Market: $10.44                     Market: $10.00
               NAV: $10.59                        NAV: $10.64
               Premium//Discount: -1.42%          Premium//Discount: -6.02%

10/31/98       Market: $10.13                     Market: $8.50
               NAV: $10.33                        NAV: $9.80
               Premium//Discount: -1.94%          Premium//Discount: -13.27%

1/31/99        Market: $9.56                      Market: $8.50
               NAV: $9.87                         NAV: $9.94
               Premium//Discount: -3.14%          Premium//Discount: -14.49%

---------------
1.  As reported by the NYSE.
2. The Fund's computation of net asset value (NAV) is as of the close of trading on the last day of the week immediately preceding the day for which the high and low market price is reported and the premium or discount (expressed as a percentage of net asset value) is calculated based on the difference between the high or low market price and the corresponding net asset value for that day, divided by the net asset value.

      The Board of Trustees of the Fund has determined that it could be in the interests of Fund shareholders for the Fund to take action to attempt to reduce or eliminate a market value discount from net asset value. To that end, the Fund could, from time to time, either repurchase shares in the open market or, subject to conditions imposed from time to time by the Board, make a tender offer for a portion of the Fund's shares at their net asset value per share. Subject to the Fund's fundamental policy with respect to borrowings, the Fund could incur debt to finance repurchases and/or tenders. Interest on any such borrowings will reduce the Fund's net income. In addition, the acquisition of shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. If the Fund must liquidate portfolio securities to purchase shares tendered, the Fund could be required to sell portfolio securities for other than investment purposes and could realize gains and losses. Gains realized on securities held for less than three months could affect the Fund's ability to retain its status as a regulated investment company under the Internal Revenue Code.

      In addition to open-market share purchases and tender offers, the Board could also seek shareholder approval to convert the Fund to an open-end investment company if the Fund's shares trade at a substantial discount. If the Fund's shares have traded on the NYSE at an average discount from net asset value of more than 10%, determined on the basis of the discount as of the end of the last trading day in each week during the period of 12 calendar weeks ending October 31 in such year, the Trustees will consider recommending to shareholders a proposal to convert the Fund to an open-end company. If during a year in which the Fund's shares trade at the average discount stated, and for the period described, in the preceding sentence the Fund also receives written requests from the holders of 10% or more of the Fund's outstanding shares that a proposal to convert to an open end company be submitted to the Fund's shareholders, within six months the Trustees will submit a proposal to the Fund's shareholders, to the extent consistent with the 1940 Act, to amend the Fund's Declaration of Trust to convert the Fund from a closed-end to an open-end investment company. If the Fund converted to an open-end investment company, it would be able continuously to issue and offer its shares for sale, and each share of the Fund could be tendered to the Fund for redemption at the option of the shareholder, at a redemption price equal to the current net asset value per share. To meet such redemption request, the Fund could be required to liquidate portfolio securities. It shares would no longer be listed on the NYSE. The Fund cannot predict whether any repurchase of shares made while the Fund is a closed-end investment company would decrease the discount from net asset value at which the shares trade. To the extent that any such repurchase decreased the discount from net asset value to an amount below 10% during the measurement period described above, the Fund would not be required to submit to shareholders a proposal to convert the Fund to an open-end investment company.


Item 9.  Management


            1(a). The Fund is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Adviser. The Fund is required to hold annual shareholder meetings for the election of trustees and the ratification of its independent auditors. The Fund can also hold shareholder meetings from time to time for other important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.


            1(b). The Adviser, a Colorado corporation with its principal offices at Two World Trade Center, New York, New York 10048-0203, acts as investment manager for the Fund under an investment advisory agreement (the "Advisory Agreement") under which it provides ongoing investment advice and conducts the investment operations of the Fund, including purchases and sales of its portfolio securities, under the general supervision and control of the Trustees of the Fund. The Adviser also acts as accounting agent for the Fund.


            The Adviser has  operated as an  investment  company  adviser  since
April 30, 1959. The Adviser (including a subsidiary) currently manages investment companies with assets of more than $95 billion as of December 31, 1998, and having more than 4 million shareholder accounts. The Adviser is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of the Adviser, and ultimately controlled by Massachusetts Mutual Life Insurance Company.

            The Adviser provides office space and investment advisory services for the Fund and pays all compensation of those Trustees and officers of the Fund who are affiliated persons of the Adviser. Under the Advisory Agreement, the Fund pays the Adviser an advisory fee computed and paid weekly at an annual rate of 0.65 of 1% of the net assets of the Fund at the end of that week. The Fund also pays the Adviser an annual fee of $24,000 plus out-of-pocket costs and expenses reasonably incurred, for performing limited accounting services for the Fund. During the fiscal years ended October 31, 1996, 1997 and 1998, the Fund paid management fees to the Adviser of $1,939,377, $1,997,563 and $1,980,152, respectively. The Fund incurred approximately $54,062 in expenses for the fiscal year ended October 31, 1998 for services provided by Shareholder Financial Services, Inc., a subsidiary of the Adviser that acts as transfer agent, shareholder servicing agent and dividend paying agent for the Fund.

      Under the Advisory Agreement, the Fund pays certain of its other costs not paid by the Adviser, including:

(a)   brokerage and commission expenses,
(b) Federal, state, local and foreign taxes, including issue and transfer taxes, incurred by or levied on the Fund,
(c)   interest charges on borrowings,
(d) the organizational and offering expenses of the Fund, whether or not advanced by the Adviser,

(e) fees and expenses of registering the shares of the Fund under the appropriate Federal securities laws and of qualifying shares of the Fund under applicable state securities laws,
(f) fees and expenses of listing and maintaining the listings of the Fund's shares on any national securities exchange,

(g) expenses of printing and distributing reports to shareholders, (h) costs of shareholder meetings and proxy solicitation, (i) charges and expenses of the Fund's Administrator, custodian and
          Registrar, Transfer and Dividend Disbursing Agent,
(j) compensation of the Fund's Trustees who are not interested persons of the Adviser,
(k)   legal and auditing expenses,

(l) the cost of certificates representing the Fund's shares, (m) costs of stationery and supplies, and (n) insurance premiums.


      The Adviser has advanced certain of the Fund's organizational and offering expenses, which were repaid by the Fund. There is no expense limitation provision.


      The management services provided to the Fund by the Adviser, and the services provided by the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

            The Adviser and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

            1(c). The Portfolio managers of the Fund are Arthur Steinmetz and Caleb Wong, Mr. Steinmetz is a Vice President of the Fund and a Senior Vice President of the Adviser and Mr. Wong is an Assistant Vice President of the Adviser. Messrs. Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Trust's portfolio since February 1, 1999. Prior to February 1999, Mr. Steinmetz served as a portfolio manager and officer of other Oppenheimer funds. Mr. Wong worked on fixed-income quantitative research and risk management for the Adviser since July 1996, prior to which we was enrolled in the Ph.D. program for Economics as the University of Chicago. Other members of the Adviser's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's portfolio managers with support in managing the Fund's portfolio.

            1(d). The Administrator for the Fund is Mitchell Hutchins Asset Management Inc. (the "Administrator"), a Delaware corporation with principal offices at 1285 Avenue of the Americas, New York, New York 10019 is an affiliate of PaineWebber Incorporated.


      Because of the services rendered to the Fund by the Administrator and the Adviser, the Fund itself requires no employees other than its officers, none of whom receives compensation from the Fund and all of whom are employed by the Adviser or the Administrator. In connection with its responsibilities as Administrator and in consideration of its administrative fee, subject to the supervision of the Board of Trustees the Administrator will:

      prepare all quarterly,  semi-annual and annual reports required to be sent to Fund shareholders, and arrange for the printing and dissemination of such reports to shareholders;
(ii) assemble and file all reports required to be filed by the Fund with the Securities and Exchange Commission ("SEC") on Form N-SAR, or such other form as the SEC may substitute for Form N-SAR;
(iii)       review  the   provision  of  services  by  the  Fund's   independent
            accountants, including but not limited to the examination by such accountants of financial statements of the Fund and the review of the Fund's Federal, state and local tax returns; and make such reports and recommendations to the Board of Trustees concerning the performance of the independent accountants as the Board reasonably requests or as it deems appropriate;
(iv) file with the appropriate authorities all required Federal, state and local tax returns;
(v) arrange for the dissemination to shareholders of the Fund's proxy materials, and oversee the tabulation of proxies by the Fund's transfer agent;
(vi) negotiate the terms and conditions under which custodian services will be provided to the Fund and the fees to be paid by the Fund in connection therewith;
(vii) recommend an accounting agent (which may or may not be the Fund's custodian or its affiliate) to the Board, which agent would be responsible for computing the Fund's net asset value in accordance with the Fund's registration statement under the 1940 Act and the Securities Act of 1933, as amended;
(viii) negotiate the terms and conditions under which such accounting agent would compute the Fund's net asset value, and the fees to be paid by the Fund in connection therewith; review the provision of such accounting services to the Fund and make such reports and recommendations to the Board concerning the provisions of such services as the Board reasonably requests or the Administrator deems appropriate;
(ix)  negotiate the terms and conditions  under which the transfer  agency and dividend disbursing services will be provided to the Fund, and the fees to be paid by the Fund in connection therewith; review the provision of transfer agency and dividend disbursing services to the Fund; and make such reports and recommendations to the Board concerning the performance of the Fund's transfer and dividend disbursing agent as the Board reasonably requests or the Administrator deems appropriate;
(x) establish the accounting policies of the Fund; reconcile accounting issues which may arise with respect to the Fund's operations; consult with the Fund's independent accountants, legal counsel, custodian, accounting agent and transfer and dividend disbursing agent as necessary in connection therewith;
(xi) determine the amounts available for distribution as dividends and distributions to shareholders; prepare and arrange for the printing of dividend notices to the shareholders; and provide the Fund's transfer and dividend disbursing agent and custodian with such information as is required for such parties to effect the payment of dividends and distributions and to implement the Fund's dividend reinvestment plan;
(xii) review the Fund's bills and authorize payments of such bills by the Fund's custodian; and,

      if requested by the Board, designate one of its employees to serve as an officer of the Fund, and such person shall not be compensated by the Fund for so serving.


      For the services rendered to the Fund and related expenses borne by the Administrator, the Fund pays the Administrator a fee, calculated and paid weekly, at the annualized rate of .20% of the Fund's net assets at the end of that week. During the fiscal years ended October 31, 1996, 1997 and 1998, the Fund paid administration fees to the Administrator of $596,733, $614,751, and $604,427, respectively.


      1(e). The Bank of New York, 48 Wall Street, New York, New York, acts as the custodian (the "Custodian") for the Fund's assets held in the United States. The Adviser and its affiliates have banking relationships with the Custodian. The Adviser has represented to the Fund that its banking relationships with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Adviser and its affiliates. Rules adopted under the 1940 Act permit the Fund to maintain its securities and cash in the custody of certain eligible banks and securities depositories. Pursuant to those Rules, the Fund's portfolio of securities and cash, when invested in foreign securities, will be held in foreign banks and securities depositories approved by the Trustees of the Fund in accordance with the rules of the Securities and Exchange Commission.

      Shareholder  Financial  Services,  Inc.  ("SFSI"),  a  subsidiary  of  the
Adviser, acts as primary transfer agent, shareholder servicing agent and dividend paying agent for the Fund. Fees paid to SFSI are based on the number of shareholder accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses. United Missouri Trust Company of New York acts as co-transfer agent and co-registrar with SFSI to provide such services as SFSI may request.

      1(f).   See 1(b) above.

      1(g).   Inapplicable.

      2.      Inapplicable.


      3. None as of February 19, 1999.


Item 10.  Capital Stock, Long-Term Debt, and Other Securities.


      1. The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.01 par value. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares outstanding are, and, when issued, those offered hereby will be, fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Trustees are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of shareholders in each year.


      Under Massachusetts law, under certain circumstances shareholders could be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for actions or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund. The Declaration of Trust provides for indemnification by the Fund for all losses and expenses of any shareholder held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.


      Pursuant to the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), all dividends and capital gains distributions ("Distributions") declared by the Trust will be automatically reinvested in additional full and fractional shares of the Trust ("shares") unless (i) a shareholder elects to receive cash or (ii) shares are held in nominee name, in which event the nominee should be consulted as to participation in the Plan. Shareholders that participate in the Plan ("Participants") may, at their option, make additional cash investments in shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the "Agent"), and a service fee of $.75.

      Depending upon the circumstances hereinafter described, Plan shares will be acquired by the Agent for the Participant's account through receipt of newly issued shares or the purchase of outstanding shares on the open market. If the market price of shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Trust for payment of the Distribution in additional shares at the greater of the Trust's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy shares on The New York Stock Exchange (the "NYSE"), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per share paid by the Agent may exceed the net asset value, resulting in fewer shares being acquired than if the Distribution had been paid in shares issued by the Trust.

      Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full shares, the Participant may either: (1) receive without charge a share certificate for such shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee. Fractional shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

      There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Trust. There are no brokerage charges for shares issued directly by the Trust. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in Federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.

      The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust. Additional information concerning the Plan may be obtained by shareholders holding shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO, 80217-3673 or by calling 1-800-647-7374.
Shareholders holding shares in nominee name should contact their brokerage firm or other nominee for more information.

      The Fund presently has provisions in its Declaration of Trust and By-Laws (together, the "Charter Documents") which could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions or (iii) the ability of the Fund's Trustees or shareholders to amend the Charter Documents or effect changes in the Fund's management. Those provisions of the Charter Documents may be regarded as "anti-takeover" provisions. Specifically, under the Fund's Declaration of Trust, the affirmative vote of the holders of not less than two thirds (66-2/3%) of the Fund's shares outstanding and entitled to vote is required to authorize the consolidation of the Fund with another entity, a merger of the Fund with or into another entity (except for certain mergers in which the Fund is the successor), a sale or transfer of all or substantially all of the Fund's assets, the dissolution of the Fund, the conversion of the Fund to an open-end company, and any amendment of the Fund's Declaration of Trust that would affect any of the other provisions requiring a two-thirds vote. However, a "majority" shareholder vote, as defined in the Charter Documents, shall be sufficient to approve any of the foregoing transactions that have been recommended by two-thirds of the Trustees. Notwithstanding the foregoing, if a corporation, person or entity is directly, or indirectly through its affiliates, the beneficial owner of more than 5% of the outstanding shares of the Fund, the affirmative vote of 80% (which is higher than that required under the 1940 Act) of the outstanding shares of the Fund is required generally to authorize any of the following transactions or to amend the provisions of the Declaration of Trust relating to transactions involving: (i) a merger or consolidation of the Fund with or into any such corporation or entity, (ii) the issuance of any securities of the Fund to any such corporation, person or entity for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any such corporation, entity or person (except assets having an aggregate market value of less than $1,000,000); or (iv) the sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any such corporation, entity or person (except assets having an aggregate fair market value of less than $1,000,000). If two-thirds of the Board of Trustees has approved a memorandum of understanding with such beneficial owner, however, a majority shareholder vote will be sufficient to approve the foregoing transactions. Reference is made to the Charter Documents of the Fund, on file with the Securities and Exchange Commission, for the full text of these provisions.


      2.  Inapplicable.

      3.  Inapplicable.


      4. The Fund qualified for treatment as, and elected to be, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code for its taxable year ended October 31, 1998, and intends to continue to qualify as a RIC for each subsequent taxable year. However, the Fund reserves the right not to qualify under Subchapter M as a RIC in any year or years.

      For each taxable year that the Fund qualifies for treatment as a RIC, the Fund (but not its shareholders) will not be required to pay Federal income tax. Shareholders will normally have to pay Federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund.
Such dividends and distributions derived from net investment income or short-term capital gains are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Fund's income is expected to be derived primarily from interest rather than dividends, only a small portion, if any, of such dividends and distributions is expected to be eligible for the Federal dividends-received deduction available to corporations. The Fund does not anticipate that any portion of its dividends or distributions will qualify for pass-through treatment as "exempt-interest dividends" since less than 50% of its assets is permitted to be invested in municipal obligations.

      Long-term or short-term capital gains may be generated by the sale of portfolio securities and by transactions in options and futures contracts. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. For Federal income tax purposes, if a capital gain distribution is received with respect to shares held for six months or less, any loss on a subsequent sale or exchange of such shares will be treated as long-term capital loss to the extent of such long-term capital gain distribution. Capital gains distributions are not eligible for the dividends-received deduction.

      Any dividend or capital gains distribution received by a shareholder from an investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and dividends are subject to Federal income taxes. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.


      The tax treatment of listed put and call options written or purchased by the Fund on debt securities and of future contracts entered into by the Fund will be governed by Section 1256 of the Internal Revenue Code. Absent a tax election to the contrary, each such position held by the Fund will be marked-to-market (i.e., treated as if it were closed out) on the last business day of each taxable year of the Fund, and all gain or loss associated with transactions in such positions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Positions of the Fund which consist of at least one debt security and at least one option or futures contract which substantially diminishes the Fund's risk of loss with respect of such debt security could be treated as "mixed straddles" which are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of debt securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles which reduce or eliminate the operation of the straddle rules. The Fund will monitor its transactions in options and futures contracts and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code. Such tax election may result in an increase in distribution of ordinary income (relative to long-term capital gains) to shareholders.

      The Internal Revenue Code requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. As an investment company, the Fund must pay out substantially all of its net investment income each year. Accordingly, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

      It is the Fund's present policy, which may be changed by the Board of Trustees, to pay monthly dividends to shareholders from net investment income of the Fund. The Fund intends to distribute all of its net investment income on an annual basis. The Fund will distribute all of its net realized long-term and short-term capital gains, if any, at least once per year. The Fund may, but is not required to, make such distributions on a more frequent basis to the extent permitted by applicable law and regulations.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute a specified minimum percentage (currently 98%) of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of that year, or else the Fund must pay an excise tax on amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board and the Adviser might determine in a particular year it would be in the best interests of the Fund not to make such distributions at the mandated level and to pay the excise tax which would reduce the amount available for distributions to shareholders. If the Fund pays a dividend in January which was declared in the previous December to shareholders of record on a date in December, then such dividend or distribution will be treated for tax purposes as being paid in December and will be taxable to shareholders as if received in December.


      Under the Fund's Dividend Reinvestment Plan (the "Plan"), all of the Fund's dividends and distributions to shareholders will be reinvested in full and fractional shares. With respect to distributions made in shares issued by the Fund pursuant to the Plan, the amount of the distribution for tax purposes is the fair market value of the shares issued on the reinvestment date. In the case of shares purchased on the open market, a participating shareholder's tax basis in each share is its cost. In the case of shares issued by the Fund, the shareholder's tax basis in each share received is its fair market value on the reinvestment date.


      Distributions of investment company taxable income to shareholders who are nonresident alien individuals or foreign corporations will generally be subject to a 30% United States withholding tax under provisions of the Internal Revenue Code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty.

            Under Section 988 of the Code, foreign currency gain or loss with respect to foreign currency-denominated debt instruments and other foreign currency-denominated positions held or entered into by the Fund will be ordinary income or loss. In addition, foreign currency gain or loss realized with respect to certain foreign currency "hedging" transactions will be treated as ordinary income or loss.


5. The following information is provided as of February 19, 1999:


(1)                      (2)              (3)                  (4)
                                                               Amount
                                          Amount Held          Outstanding
                                          by Registrant        Exclusive of
                         Amount           or for its           Amount Shown
Title of Class           Authorized       Account              Under (3)
--------------           ----------       -------------        ------------
Shares of                Unlimited        None                 29,116,067
Beneficial
Interest, $.01
par value

Item 11.  Defaults and Arrears on Senior Securities.

      Inapplicable.

Item 12.  Legal Proceedings.

      Inapplicable.

Item 13.  Table of Contents of the Statement of Additional Information.

      Reference is made to Item 15 of the Statement of Additional Information.

Oppenheimer Multi-Sector Income Trust

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048


Statement of Additional Information dated February 24, 1999

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated February 24, 1999. It should be read together with the Prospectus, and the Registration Statement on Form N-2, of which the Prospectus and this Statement of Additional Information are a part, can be inspected and copied at public reference facilities maintained by the Securities and Exchange Commission (the "SEC") in Washington, D.C. and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C., 20549.


TABLE OF CONTENTS


                                                                            Page

Investment Objective and Policies.......................................*
Management..............................................................
Control Persons and Principal Holders of Securities.....................
Investment Advisory and Other Services..................................
Brokerage Allocation and Other Practices................................
Tax Status .............................................................
Financial Statements....................................................



-----------------
*See Prospectus

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 14.  Cover Page.

            Reference is made to the preceding page.

Item 15.  Table of Contents.

            Reference is made to the preceding page and to Items 16 through 23 of the Statement of Additional Information set forth below.

Item 16.  General Information and History.

            Inapplicable.

Item 17.  Investment Objective and Policies.

            Reference is made to Item 8 of the Prospectus.

Item 18.   Management.


1. and 2. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. The address for each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. Each of the Trustees are Trustees or Directors of the following New York-based Oppenheimer funds1:

Oppenheimer California Municipal Fund     Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                Oppenheimer Multi-Sector Income Trust
Oppenheimer Enterprise Fund              Oppenheimer Multi-State Municipal Trust
Oppenheimer Global Fund                   Oppenheimer Municipal Bond Fund
Oppenheimer Global Growth & Income Fund   Oppenheimer New York Municipal Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Series Fund, Inc.
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer World Bond Fund
Oppenheimer  International  Small Company
Fund


      Ms. Macaskill and Messrs. Spiro, Donohue, Bowen, Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of February 19, 1999, the Trustees and officers of the Fund as a group owned less than 1% of the Fund's outstanding shares. That statement does not include ownership of shares held of record by an employee benefit plan for employees of the Adviser (one of the Trustees of the Fund listed below, Ms. Macaskill, and one of the officers, Mr. Donohue, are trustees of that plan) other than the shares beneficially owned under that plan by the officers of the Fund listed above.


1 Ms. Macaskill is not a Director of Oppenheimer Money Market Fund, Inc.


Leon Levy, Chairman of the Board of Trustees, Age: 73.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee, Age: 65.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Adviser, OppenheimerFunds, Inc. (October 1995 to December 1997); Vice President (June 1990 to March 1994) and General Counsel of Oppenheimer Acquisition Corp., the Adviser's parent holding company; Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Adviser; Executive Vice President and a director (July 1978 to October 1993) and General Counsel of OppenheimerFunds Distributor, Inc.; Executive Vice President and a director (April 1986 to October 1995) of HarbourView Asset Management Corporation; Vice President and a director (October 1988 to October 1993) of Centennial Asset Management Corporation, (HarbourView and Centennial are investment adviser subsidiaries of the Adviser); and an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee, Age: 75.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of  Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Bridget A. Macaskill, President and Trustee*, Age:50.
Two World Trade Center, New York, New York 10048-0203
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Adviser; President and director (since June 1991) of HarbourView Asset Management Corp., an investment adviser subsidiary of the Adviser; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September
1995),  transfer agent  subsidiaries of the Adviser;  President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Adviser's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Adviser; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Adviser and of Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company), formerly (until October 1998) a director of NASDAQ Stock Market, Inc.

Elizabeth B. Moynihan, Trustee, Age: 69.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.



Kenneth A. Randall, Trustee, Age: 71.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee, Age: 68
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 67.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Retired Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K); a trustee of Mystic Seaport Museum, International House, and Greenwich Historical Society.

Donald W. Spiro, Vice Chairman and Trustee*, Age: 73.
Two World Trade Center, New York, New York 10048-0203
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Adviser; formerly Chairman of the Adviser and the OppenheimerFunds Distributor, Inc.

Pauline Trigere, Trustee, Age: 85.
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of P.T. Concept (design and sale of women's fashions).

Clayton K. Yeutter, Trustee, Age: 68.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan & Hartson (a law firm); a director of Zurich Financial Services (financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order), Counsellor to the President
(Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, U.S. Trade Representative; formerly a director of B.A.T. Industries, Ltd. (tobacco and financial
services),   IMC  Global   (fertilizer)  and  Lindsay  Mfg.  Co.   (irrigation
equipment).

Arthur P. Steinmetz, Vice President and Portfolio Manager, Age: 40.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Adviser (since March 1993); an officer of other Oppenheimer funds.

Caleb Wong, Portfolio Manager, Age:  33
Assistant Vice President of the Adviser (since January 1997); worked in fixed-income quantitative research and risk management for the Adviser (Since July 1996) prior to which he was enrolled in the Ph.D. program for Economics at the University of Chicago.

Andrew J. Donohue, Secretary, Age: 48.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Adviser; Executive Vice President and General Counsel (since September 1993), and a director (since January 1992) of the OppenheimerFunds Distributor, Inc.; Executive Vice President, General Counsel and a director of HarbourView, Shareholder Services, Inc., SFSI and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corporation; Vice President and a director of OppenheimerFunds International, Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

George C. Bowen, Treasurer, Age: 62.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Adviser; Vice President (since June 1983) and Treasurer (since March 1985) of the OppenheimerFunds Distributor, Inc.; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of SFSI (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corporation (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International, Ltd. and Oppenheimer Millennium Fund plc (since October 1997); a trustee or director and an officer of other Oppenheimer funds; formerly Treasurer of Oppenheimer Acquisition Corporation (June 1990 - March
1998).

Robert J. Bishop, Assistant Treasurer, Age: 40.
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Adviser/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Adviser/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Adviser.

Scott T. Farrar, Assistant Treasurer, Age: 33.
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Adviser/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Adviser/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Adviser.

Robert G. Zack, Assistant Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Adviser, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer
Millennium  Funds plc and  OppenheimerFunds  International,  Ltd. (since October
1997); an officer of other Oppenheimer funds.

      The Board of Trustees does not have an executive or investment committee. The Trustees of the Fund have appointed a study committee consisting of Mr. Lipstein (Chairman), Mrs. Moynihan and Mr. Galli, none of whom is an "interested person" of the Adviser or the Fund. The study committee's function is to report to the Board on matters that include (i) legal and regulatory developments, (ii) periodic renewals of the Advisory Agreement, (iii) review of the transfer agent and registrar agreement, (iv) review of the administrative services provided by Mitchell Hutchins Asset Management, Inc., (v) portfolio management, (vi) valuation of portfolio securities, (vii) custodian relationships and use of foreign subcustodians, (viii) code of ethics matters, policy on use of insider information, (ix) consideration of tender offers and other repurchases of fund shares and possible conversion to open-end status, and (x) indemnification and insurance of the Fund's officers and trustees.

      3.  Inapplicable.

4. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Adviser receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended October 31, 1998. The compensation from all of the New York-based Oppenheimer funds
(including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 1998.

                                                                           Total
                                                                    Compensation
                                             Retirement        from all
                                             Benefits          New York based
                           Aggregate         Accrued as Part   Oppenheimer
Trustee's Name             Compensation      of Fund           Funds (21
and Other Positions        from Fund1        Expenses          Funds)2

Leon Levy
Chairman                        $17,906           $8,986           $162,600

Robert G. Galli
Study Committee Member2         $3,369              $0             $113,383

Benjamin Lipstein
Study Committee Chairman,
Audit Committee Member          $20,318           $12,608          $140,550

Elizabeth B. Moynihan
Study Committee
Member                          $5,431              $0             $99,000

Kenneth A. Randall
Audit Committee Member          $10,921           $5,940           $90,800

Edward V. Regan
Proxy Committee Chairman,
Audit Committee Member          $4,926              $0             $89,800

Russell S. Reynolds, Jr.
Proxy Committee
Member                          $5,317            $1,631           $67,200
Pauline Trigere                 $7,496            $4,204           $60,000

Clayton K. Yeutter
Proxy Committee
Member                          $3,6863             $0             $67,200

1 Aggregate compensation includes fees, deferred compensation, if any, and retirement plan benefits accrued for a Trustee.
2 For the 1998 calendar year.
3 Aggregate compensation from the Fund reflects fees from 1/1/98 to 10/31/98. Total compensation for the 1998 calendar year includes compensation received for serving as Trustee or Director of 20 other Oppenheimer funds.
4     Includes $635 deferred under Deferred Compensation Plan described below.

      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

Item 19.  Control Persons and Principal Holders of Securities.

      1.    Inapplicable.

      2. As of February 19, 1999, the only persons who owned of record or was known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund were Paine Webber Inc., 1000 Harbor Boulevard, 6th Floor, Weehawken, New Jersey 07087, which owned of record 4,733,709 shares (16.26% of the shares); Salomon Smith Barney, Inc., 333 W. 34th Street New York, New York 10001, which owned 2,173,923 shares (7.47% of the shares); Prudential Securities, Inc., One York Plaza, 8th Floor, New York, New York 10004, which owned 1,796,339 shares (6.17% of the shares); AG Edwards & Sons, Inc., One North Jefferson Avenue, St. Louis, Missouri 63103, which owned 1,980,439 shares (6.80% of the shares); and Donaldson, Lufkin and Jenrette Securities Corp., One Pershing Plaza, Jersey City, New Jersey 07399, which owned 1,644,705 shares (5.65% of the shares).

      3. As of February 19, 1999, the trustees and officers of the Fund as a group owned less than 1% of the outstanding shares.

Item 20.  Investment Advisory and Other Services.

      Reference is made to Item 9 of the Prospectus.

Item 21.  Brokerage Allocation and Other Practices.

      1 and 2. During the fiscal years ended October 31, 1996, 1997 and 1998, the Fund paid approximately $14,004, $93,433 and $245,257 respectively, in brokerage commissions. The Fund will not effect portfolio transactions through any broker (i) which is an affiliated person of the Fund, (ii) which is an affiliated person of such affiliated person or (iii) an affiliated person of which is an affiliated person of the Fund or its Adviser. There is no principal underwriter of shares of the Fund. As most purchases of portfolio securities made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. Transactions in foreign securities markets generally involve the payment of fixed brokerage commissions, which are usually higher than those in the United States. The Fund seeks to obtain prompt execution of orders at the most favorable net price.

      3. The Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement") contains provisions relating to the selection of brokers, dealers and futures commission merchants (collectively referred to as "brokers") for the Fund's portfolio transactions. The Adviser is authorized by the Advisory Agreement to employ brokers as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Adviser need not seek competitive bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. The Fund will not effect portfolio transactions through affiliates of the Adviser.

      Certain other investment companies advised by the Adviser and its affiliates have investment objectives and policies similar to those of the Fund. If possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Adviser or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. If transactions on behalf of more than one fund during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transactions in the security to which the option relates.

      Under the Advisory Agreement, if brokers are used for portfolio transactions, the Adviser may select brokers for their execution and/or research services, on which no dollar value can be placed. Information received by the Adviser for those other accounts may or may not be useful to the Fund. The commissions paid to such dealers may be higher than another qualified dealer would have charged if a good faith determination is made by the Adviser that the commission is reasonable in relation to the services provided. Subject to applicable regulations, sales of shares of the Fund and/or investment companies advised by the Adviser or its affiliates may also be considered as a factor in directing transactions to brokers, but only in conformity with the price, execution and other considerations and practices discussed above.

      Such research, which may be provided by a broker through a third party, includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Adviser, to make available additional views for consideration and comparisons, and to enable the Adviser to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      4. During the fiscal years ended October 31, 1996 and 1998, no money was paid to brokers as commissions in return for research services. During the fiscal year ended October 31, 1997, $509 was paid to brokers as commissions in return for research services.

      5.    Inapplicable.

Item 22.  Tax Status.

      Reference is made to Item 10 of the Prospectus.

Item 23. Financial Statements at fiscal year-end October 31, 1998.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

      1. Financial Statements at fiscal year-end October 31, 1998.

            (a) Statement of Investments - (See Part B, Statement of Additional Information): Filed herewith.

            (b) Statement of Assets and Liabilities - (See Part B, Statement of Additional Information): Filed herewith.

            (c)   Statement  of  Operations  -  (See  Part  B,   Statement  of
Additional Information): Filed herewith.

            (d) Statements of Changes in Net Assets - (See Part B, Statement of Additional Information): Filed herewith.

            (e) Financial Highlights - (See Part B, Statement of Additional Information): Filed herewith.

            (f) Notes to Financial Statements - (See Part B, Statement of Additional Information): Filed herewith.

            (g) Independent Auditors' Report - (See Part B, Statement of Additional Information): Filed herewith.

            (h) Independent Auditors' Consent - (See Part B, Statement of Additional Information): Filed herewith.

      2.    Exhibits:

            (a)   (1)     Declaration  of  Trust  of  Registrant:  Filed  with
Registrant's   Registration  Statement,   2/2/88,  refiled  with  Registrant's
Amendment No. 8, 2/27/95, and incorporated herein by reference.

                  (2)     Amendment  No.  1  dated  as of  March  10,  1988 to
Declaration   of  Trust  of   Registrant:   Filed  with  Amendment  No.  2  to
Registrant's Registration Statement, 3/24/88, refiled with Registrant's Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                  (3)     Amendment   No.  2  dated   November   6,   1989  to
Declaration of Trust of Registrant: Filed with Registrant's Post-Effective Amendment No. 8, 2/27/95, and incorporated herein by reference.

            (b) By-Laws of Registrant (amended by-laws): Declaration of Trust of
Registrant: Filed with Registrant's Registration Statement, 2/2/88, refiled with Post-Effective Registrant's Amendment No. 8, 2/27/95, and incorporated herein by reference; amended By-Laws dated June 4, 1998, Filed herewith.

            (c)   Inapplicable

            (d) Specimen certificate for shares of Beneficial Interest, $.01 par value: Filed with Amendment No. 10 to Registrant's Registration Statement.

            (e)   Inapplicable

            (f)   Inapplicable

            (g) (1) Investment Advisory Agreement with Oppenheimer Management Corporation dated 10/22/90 - Filed with Amendment No. 5 to Registrant's Registration Statement dated 2/27/91, refiled with Amendment No. 8 to Registrant's Registration Statement, and incorporated herein by reference.

                  (2) Form of Administration Agreement with Mitchell Hutchins Asset Management Inc.: Filed with Amendment No. 2 to Registrant's Registration Statement, 3/24/88, refiled with Registrant's Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

            (h) Form of Underwriting Agreement: Filed with Amendment No. 2 to Registrant's Registration Statement, 3/24/88, refiled with Registrant's Post-Effective Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

            (i) (1) Retirement Plan for Non-Interested Trustees (adopted by Registrant on 6/7/90) - previously filed with Post-Effective Amendment No. 97 of Oppenheimer Fund (Reg. No. 2-14586), 8/30/90, refiled with
Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                  (2) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 33, of the Registration Statement for Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

            (j) Co-Custody Agreement, dated 8/18/92 - Previously filed with Amendment No. 8 to Registrant's Registration Statement, and incorporated herein by reference.

            (k) Accounting Service Agreement previously filed with Registrant's Amendment No. 9 under the Investment Company Act of 1940, 2/29/96, and incorporated herein by reference.

            (l)   Inapplicable

            (m)   Inapplicable

            (n)   Inapplicable

            (o)   Inapplicable

            (p)   Inapplicable

            (q)   Inapplicable

            (r)   Financial Data Schedule - Filed herewith.

Item 25.    Marketing Arrangements.

            Inapplicable.

Item 26.    Other Expenses of Issuance and Distribution.

            Inapplicable.

Item 27.    Persons Controlled by or under Common Control.

            None.

Item 28.    Number of Holders of Securities.

(1)                                       (2)

                                          Number of Record Holders
Title of Class                            at February 19, 1999
--------------                            ------------------------
Shares of Beneficial Interest,
$.01 par value                            3,855

Item 29.    Indemnification.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

      The Registrant hereby undertakes that it will apply the indemnification provision of its By-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation therein of Sections 17(h) and 17(i) of the Investment Company Act remains in effect.

      Registrant, in conjunction with the Registrant's Trustees, and other registered management investment companies managed by the Adviser, generally maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant. However, in no event will Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 30.   Business and Other Connections of Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 29(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with        Other Business and Connections
OppenheimerFunds, Inc.("OFI")         During the Past Two Years

Charles E. Albers,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds  (since  April
                                    1998);  a  Chartered   Financial  Analyst;
                                    formerly,  a Vice  President and portfolio
                                    manager for  Guardian  Investor  Services,
                                    the  investment  management  subsidiary of
                                    The  Guardian   Life   Insurance   Company
                                    (since 1972).

Edward Amberger,
Assistant Vice President            Formerly    Assistant   Vice    President,
                                    Securities   Analyst  for  Morgan  Stanley
                                    Dean Witter (May 1997 - April  1998);  and
                                    Research  Analyst  (July 1996 - May 1997),
                                    Portfolio  Manager  (February  1992 - July
                                    1996) and Department Manager (June 1988 to February 1992) for The Bank of New
                                    York.

Mark J.P. Anson,
Vice President                      Vice President of  Oppenheimer  Real Asset
                                    Management,   Inc.  ("ORAMI");   formerly,
                                    Vice  President of Equity  Derivatives  at
                                    Salomon Brothers, Inc.

Peter M. Antos,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  Senior Vice President
                                    of    HarbourView     Asset     Management
                                    Corporation   ("HarbourView");   prior  to
                                    March,  1996  he  was  the  senior  equity
                                    portfolio  manager for the Panorama Series
                                    Fund,   Inc.  (the  "Company")  and  other
                                    mutual funds and pension  funds managed by
                                    G.R.  Phelps & Co. Inc.  ("G.R.  Phelps"),
                                    the Company's former  investment  adviser,
                                    which  was  a  subsidiary  of  Connecticut
                                    Mutual  Life  Insurance  Company;  he  was
                                    also  responsible  for managing the common
                                    stock    department   and   common   stock
                                    investments  of  Connecticut  Mutual  Life
                                    Insurance Co.

Lawrence Apolito,
Vice President                      None.

Victor Babin,
Senior Vice President               None.

Bruce Bartlett,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds.  Formerly,  a
                                    Vice   President   and  Senior   Portfolio
                                    Manager  at  First of  America  Investment
                                      Corp.

George Batejan,
Executive Vice President,
Chief Information Officer           Formerly  Senior  Vice  President,   Group
                                    Executive,  and Senior Systems Officer for
                                    American   International   Group  (October
                                    1994 - May, 1998).

John R. Blomfield,
Vice President                      Formerly     Senior    Product     Manager
                                    (November,   1995  -   August,   1997)  of
                                    International   Home  Foods  and  American
                                    Home  Products  (March,  1994  -  October,
                                    1996).
Connie Bechtolt,
Assistant Vice President            None.

Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President Formerly, Vice President (January 1992 - February, 1996) of Asian Equities for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President                      Vice  President of Mutual Fund  Accounting
                                    (since  May  1996);  an  officer  of other
                                    Oppenheimer    funds;     formerly,     an
                                    Assistant  Vice  President  of  OFI/Mutual
                                    Fund Accounting (April 1994-May 1996), and a Fund Controller for OFI.

Chad Boll,
Assistant Vice President            None

George C. Bowen,
Senior Vice President, Treasurer
and Director                        Vice  President   (since  June  1983)  and
                                    Treasurer    (since    March    1985)   of
                                    OppenheimerFunds  Distributor,  Inc.  (the
                                    "Distributor");   Vice  President   (since
                                    October 1989) and  Treasurer  (since April
                                    1986)   of   HarbourView;    Senior   Vice
                                    President     (since    February    1992),
                                    Treasurer  (since July 1991)and a director
                                    (since   December   1991)  of  Centennial;
                                    President,  Treasurer  and a  director  of
                                    Centennial   Capital   Corporation  (since
                                    June 1989);  Vice  President and Treasurer
                                    (since August 1978) and  Secretary  (since
                                    April 1981) of Shareholder Services,  Inc.
                                    ("SSI");  Vice  President,  Treasurer  and
                                    Secretary   of    Shareholder    Financial
                                    Services,  Inc.  ("SFSI")  (since November
                                    1989);  Assistant Treasurer of Oppenheimer
                                    Acquisition  Corp.  ("OAC")  (since March,
                                    1998);     Treasurer    of     Oppenheimer
                                    Partnership    Holdings,    Inc.    (since
                                    November   1989);   Vice   President   and
                                    Treasurer  of  ORAMI  (since  July  1996);
                                    an officer of other Oppenheimer funds.

Scott Brooks,
Vice President                      None.

Kevin Brosmith,
Vice President                      None.

Nancy Bush,
Assistant Vice President      None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,   Assistant  Vice  President  of
                                    Rochester Fund Services, Inc.

Michael Carbuto,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                 of Centennial.

John Cardillo,
Assistant Vice President            None.

Mark Curry,
Assistant Vice President            None.

H.C. Digby Clements,
Vice President:
Rochester Division                  None.

O. Leonard Darling,
Executive                           Vice President Chief  Executive  Officer and
                                    Senior   Manager   of   HarbourView    Asset
                                    Management  Corporation;   Trustee  (1993  -
                                    present) of Awhtolia College - Greece.

William DeJianne,                   None.
Assistant Vice President

Robert A. Densen,
Senior Vice President               None.

Sheri Devereux,
Assistant Vice President            None.

Craig P. Dinsell
Executive Vice President            Formerly,  Senior Vice  President of Human
                                    Resources for Fidelity  Investments-Retail
                                    Division (January,  1995 - January, 1996),
                                    Fidelity  Investments  FMR  Co.  (January,
                                    1996   -   June,    1997)   and   Fidelity
                                    Investments  FTPG  (June,  1997 - January,
                                    1998).

Robert Doll, Jr.,
Executive Vice President and
Chief Investment Officer and
Director                            An  officer  and/or  portfolio   manager  of
                                    certain Oppenheimer funds.

John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director        Executive Vice President  (since September
                                    1993),   and  a  director  (since  January
                                    1992) of the  Distributor;  Executive Vice
                                    President,  General Counsel and a director
                                    of    HarbourView,     SSI,    SFSI    and
                                    Oppenheimer   Partnership  Holdings,  Inc.
                                    since  (September  1995);  President and a
                                    director of  Centennial  (since  September
                                    1995);  President  and a director of ORAMI
                                    (since   July   1996);   General   Counsel
                                    (since  May  1996)  and  Secretary  (since
                                    April  1997) of OAC;  Vice  President  and
                                    Director        of        OppenheimerFunds
                                    International,     Ltd.    ("OFIL")    and
                                    Oppenheimer  Millennium  Funds plc  (since
                                    October   1997);   an   officer  of  other
                                    Oppenheimer funds.

Patrick Dougherty,                  None.
Assistant Vice President

Bruce Dunbar,                       None.
Vice President

Daniel Engstrom,
Assistant Vice President            None.

George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President            None.

George Fahey,
Vice President                      None.

Scott Farrar,
Vice President                      Assistant    Treasurer   of    Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  an  officer  of other  Oppenheimer
                                    funds;   formerly,   an   Assistant   Vice
                                    President of  OFI/Mutual  Fund  Accounting
                                    (April   1994-May   1996),   and  a   Fund
                                    Controller for OFI.

Leslie A. Falconio,
Assistant Vice President            None.

Katherine P. Feld,
Vice President and Secretary        Vice   President   and  Secretary  of  the
                                    Distributor;   Secretary  of  HarbourView,
                                    and Centennial;  Secretary, Vice President
                                    and   Director   of   Centennial   Capital
                                    Corporation; Vice President and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An  officer,   Director  and/or  portfolio
                                    manager  of  certain   Oppenheimer  funds;
                                    Presently  he holds  the  following  other
                                    positions:  Director  (since  1995) of ICI
                                    Mutual Insurance Company;  Governor (since
                                    1994)  of  St.  John's  College;  Director
                                    (since  1994 - present)  of  International
                                    Museum of  Photography  at George  Eastman
                                    House.  Formerly,  he held  the  following
                                    positions:   formerly,   Chairman  of  the
                                    Board  and  Director  of  Rochester   Fund
                                    Distributors,  Inc. ("RFD"); President and
                                    Director of Fielding  Management  Company,
                                    Inc.  ("FMC");  President  and Director of
                                    Rochester    Capital    Advisors,     Inc.
                                    ("RCAI");  Managing  Partner of  Rochester
                                    Capital  Advisors,   L.P.,  President  and
                                    Director of Rochester Fund Services,  Inc.
                                    ("RFS");   President   and   Director   of
                                    Rochester   Tax   Managed   Fund,    Inc.;
                                    Director (1993 - 1997) of VehiCare  Corp.;
                                    Director (1993 - 1996) of VoiceMode.

Patricia Foster,
Vice President                      Formerly,    she   held   the    following
                                    positions:  An officer  of certain  former
                                    Rochester  funds  (May,  1993  -  January,
                                    1996);   Secretary  of  Rochester  Capital
                                    Advisors,  Inc. and General Counsel (June,
                                    1993 - January 1996) of Rochester  Capital
                                    Advisors, L.P.

David Foxhoven,
Assistant Vice President            Formerly   Manager,   Banking   Operations
                                    Department (July 1996-November 1998).

Jennifer Foxson,
Vice President    None.

Erin Gardiner,
Assistant Vice President            None.

Linda Gardner,
Vice President                      None.

Alan Gilston,
Vice President                      Formerly,  Vice President  (1987-1997) for
                                    Schroder Capital Management International.

Jill Glazerman,
Vice President                      None.

Robyn Goldstein-Liebler
Assistant Vice President            None.

Mikhail Goldverg
Assistant Vice President            None.

Jeremy Griffiths,
Executive Vice President and
Chief Financial Officer             Chief  Financial   Officer  and  Treasurer
                                    (since   March,   1998)   of   Oppenheimer
                                    Acquisition Corp.; a Member and Fellow of the Institute of Chartered Accountants;
                                    formerly,  an accountant  for Arthur Young
                                    (London, U.K.).

Robert Grill,
Senior Vice President Formerly, Marketing Vice President for Bankers Trust Company (1993-1996); Steering Committee Member, Subcommittee Chairman for American Savings Education Council (1995-1996).

Caryn Halbrecht,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Elaine T. Hamann,
Vice President                      Formerly, Vice President (September,  1989
                                    - January, 1997) of Bankers Trust Company.

Robert Haley
Assistant                           Vice President  Formerly,  Vice President of
                                    Information   Services  for  Bankers   Trust
                                    Company (January, 1991 - November, 1997).

Thomas B. Hayes,
Vice President                      None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a                                   division  of  the  Manager   President   and
                                    Director  of  SFSI;   President   and  Chief
                                    executive Officer of SSI.

Dorothy Hirshman,                   None.
Assistant Vice President

Merryl Hoffman,
Vice President                      None.

Nicholas Horsley,
Vice President                      Formerly,  a  Senior  Vice  President  and
                                    Portfolio  Manager  for  Warburg,   Pincus
                                    Counsellors, Inc. (1993-1997),  Co-manager
                                    of Warburg,  Pincus Emerging  Markets Fund
                                    (12/94  -  10/97),   Co-manager   Warburg,
                                    Pincus   Institutional   Emerging  Markets
                                    Fund - Emerging Markets  Portfolio (8/96 -
                                    10/97),  Warburg  Pincus  Japan  OTC Fund,
                                    Associate  Portfolio  Manager  of  Warburg
                                    Pincus  International Equity Fund, Warburg
                                    Pincus  Institutional  Fund - Intermediate
                                    Equity Portfolio,  and Warburg Pincus EAFE
                                    Fund.

Scott T. Huebl,
Vice President                      None.

Richard Hymes,
Vice President                      None.

Jane Ingalls,
Vice President                      None.

Kathleen T. Ives,
Vice President                      None.

Christopher Jacobs,
Assistant Vice President            None.

William Jaume,
Vice President                      None.

Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Susan Katz,
Vice President                      None.

Thomas W. Keffer,
Senior Vice President               None.

Erica Klein,
Assistant Vice President            None.

Avram Kornberg,
Vice President                      None.

John Kowalik,
Senior Vice President               An officer  and/or  portfolio  manager for
                                    certain    OppenheimerFunds;     formerly,
                                    Managing  Director  and  Senior  Portfolio
                                    Manager  at  Prudential   Global  Advisors
                                    (1989 - 1998).

Joseph Krist,
Assistant Vice President            None.



Michael Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Stephen F. Libera,
Vice President                      An officer  and/or  portfolio  manager for
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  a Vice  President  of
                                    HarbourView;  prior  to  March  1996,  the
                                    senior   bond   portfolio    manager   for
                                    Panorama  Series Fund Inc.,  other  mutual
                                    funds  and  pension  accounts  managed  by
                                    G.R.   Phelps;    also   responsible   for
                                    managing    the    public     fixed-income
                                    securities   department   at   Connecticut
                                    Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                      None.

Dan Loughran,
Assistant Vice President:
Rochester Division                  None.

David Mabry,
Vice President                      None.

Steve Macchia,
Vice President                      None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                        Chief Executive  Officer (since  September
                                    1995);  President and director (since June
                                    1991)  of  HarbourView;   Chairman  and  a
                                    director of SSI (since August  1994),  and
                                    SFSI (September  1995);  President  (since
                                    September  1995)  and  a  director  (since
                                    October  1990)  of OAC;  President  (since
                                    September  1995)  and  a  director  (since
                                    November      1989)     of     Oppenheimer
                                    Partnership  Holdings,   Inc.,  a  holding
                                    company  subsidiary  of OFI; a director of
                                    ORAMI (since July 1996) ; President  and a
                                    director  (since October 1997) of OFIL, an
                                    offshore  fund manager  subsidiary  of OFI
                                    and  Oppenheimer   Millennium   Funds  plc
                                    (since  October  1997);  President  and  a
                                    director  of other  Oppenheimer  funds;  a
                                    director  of  Hillsdown  Holdings  plc  (a
                                    U.K.   food   company);    formerly,    an
                                    Executive Vice President of OFI.

Philip T. Masterson,
Vice President Formerly an Associate at Davis, Graham, & Stubbs (January 1998-July 1998); Associate; Myer, Swanson, Adams & Wolf, P.C. (May 1996-June 1998).

Loretta McCarthy,
Executive Vice President            None.

Kelley A. McCarthy-Kane
Assistant                           Vice President  Formerly,  Product  Manager,
                                    Assistant   Vice   President   (June   1995-
                                    October,   1997)  of  Merrill  Lynch  Pierce
                                    Fenner & Smith.

Beth Michnowski,
Assistant                           Vice  President  Formerly  Senior  Marketing
                                    Manager May, 1996 - June, 1997) and Director of Product Marketing (August, 1992 - May,
                                    1996) with Fidelity Investments.

Lisa Migan,
Assistant Vice President            None.



Denis R. Molleur,
Vice President                      None.

Nikolaos Monoyios,
Vice President                      A Vice President and/or portfolio  manager
                                    of certain  Oppenheimer funds (since April
                                    1998);  a  Certified   Financial  Analyst;
                                    formerly, a Vice President and portfolio manager for Guardian Investor Services, the management subsidiary of The Guardian
                                    Life Insurance Company (since 1979).

Linda Moore,
Vice President                      Formerly,    Marketing    Manager    (July
                                    1995-November  1996) for Chase  Investment
                                 Services Corp.

Kenneth Nadler,
Vice President                      None.


David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Ray Olson,
Assistant Vice President            None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                  None.

Gina M. Palmieri,
Assistant Vice President            None.

Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

James Phillips
Assistant Vice President            None.

Stephen Puckett,
Vice President                      None.

Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,
Assistant                           Vice  President  Formerly,   Assistant  Vice
                                    President (April,  1995 - January,  1998) of
                                    Van Kampen American Capital.

Julie Radtke,
Vice President                      Formerly   Assistant  Vice  President  and
                                    Business  Analyst  for  Pershing,   Jersey
                                    City (August  1997-November  1997); Senior
                                    Business       Consultant,        American
                                    International   Group  (January  1996-July
                                    1997)

Russell Read,
Senior Vice President               Vice President of  Oppenheimer  Real Asset
                                    Management, Inc. (since March, 1995).

Thomas Reedy,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Securities Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division  None
Ruxandra Risko,
Vice President                      None.

Michael S. Rosen,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President & Director None.

Valerie Sanders,
Vice President                      None.

Ellen Schoenfeld,
Assistant Vice President            None.

Martha Shapiro,
Assistant Vice President            None

Stephanie Seminara,
Vice President                      None.

Michelle Simone,
Assistant Vice President            None.

Richard Soper,
Vice President                      None.

Cathleen Stahl,
Vice President                      Assistant  Vice  President  &  Manager  of
                                    Women & Investing Program

Nancy Sperte,
Executive Vice President            None.

Donald W. Spiro,
Chairman Emeritus and Director      Vice  Chairman  and  Trustee  of  the  New
                                    York-based  Oppenheimer  Funds;  formerly,
                                    Chairman    of   the   Manager   and   the
                                  Distributor.

Richard A. Stein,
Vice President: Rochester Division  Assistant Vice  President  (since 1995) of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President               None.

Michael C. Strathearn,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; a Vice President of
                                  HarbourView.

Wayne Strauss,
Assistant Vice President: Rochester
Division Formerly Senior Editor, West Publishing Company (January 1997-March 1997).

James C. Swain,
Vice Chairman of the Board Chairman, CEO and Trustee, Director or Managing Partner of the Denver-based Oppenheimer Funds; formerly, President and Director of OAMC, CAMC and Chairman of the Board of SSI.

Susan Switzer,
Assistant Vice President            None.

Anthony A. Tanner,
Vice President:  Rochester Division None.

James Tobin,
Vice President                      None.

Jay Tracey,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President            None.

Maureen VanNorstrand,
Assistant Vice President            None.

Ashwin Vasan,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Annette Von Brandis,
Assistant Vice President            None.

Teresa Ward,
Assistant Vice President            None.

Jerry Webman,
Senior Vice President               Director  of  New  York-based   tax-exempt
                                    fixed income Oppenheimer funds.

Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.

Kenneth B. White,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; Vice President of
                                  HarbourView.

William L. Wilby,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of HarbourView.

Carol Wolf,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds; Vice President of Centennial; Vice President, Finance and Accounting; Point of Contact: Finance
                                    Supporters of Children; Member of the Oncology Advisory Board of the Childrens
                                    Hospital.

Caleb Wong,
Assistant Vice President            None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel Assistant Secretary of SSI (since May 1985), SFSI (since November 1989), OFIL (since 1998), Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.

Arthur J. Zimmer,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer  Discovery  Fund
Oppenheimer Enterprise Fund
Oppenheimer  Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer  Gold & Special  Minerals Fund
Oppenheimer  Growth Fund
Oppenheimer International   Growth  Fund
Oppenheimer   International   Small  Company  Fund
Oppenheimer   Large  Cap  Growth  Fund
Oppenheimer   Money  Market  Fund,  Inc.
Oppenheimer  Multi-Sector Income Trust
Oppenheimer  Multi-State  Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New  York  Municipal  Fund
Oppenheimer  Series  Fund,  Inc.
Oppenheimer  U.S.Government Trust
Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer   Equity  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Funds,  Inc.
Oppenheimer Municipal Fund
Oppenheimer  Real Asset Fund
Oppenheimer  Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 29.    Principal Underwriter

(a)   OppenheimerFunds   Distributor,   Inc.  is  the   Distributor  of  other
registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal             Positions & Offices         Positions & Offices
Business Address             with Underwriter            with Registrant

Jason Bach                   Vice President              None
31 Racquel Drive
Marietta, GA 30364

Peter Beebe                  Vice President              None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship       Vice President              None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)           Vice President and          Vice President and
                             Treasurer                   Treasurer of the
                                                         Oppenheimer funds.

Peter W. Brennan             Vice President              None
1940 Cotswold Drive
Orlando, FL 32825

Susan Burton(2)              Vice President              None

Erin Cawley(2)               Assistant Vice President    None

Robert Coli                  Vice President              None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin             Vice President              None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)               Vice President              None

Daniel Deckman               Vice President              None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone         Vice President              None
5105 Aldrich Avenue South
Minneapolis, MN 55403

Joseph DiMauro               Vice President              None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Rhonda Dixon-Gunner(1)       Assistant Vice President    None

Andrew John Donohue(2)       Executive Vice              Secretary of the
                             President & Director        Oppenheimer funds.
                               And General Counsel

John Donovan                 Vice President              None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris               Vice President              None
4104 Harlanwood Drive
Fort Worth, TX 76109

Eric Edstrom(2)              Vice President              None

Wendy H. Ehrlich             Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                  Vice President              None
35 Crown Terrace
Yardley, PA  19067

Todd Ermenio                 Vice President              None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                   Vice President              None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey                 Vice President              None
412 Commons Way
Doylestown, PA 18901

Patrice Falagrady(1)         Senior Vice President       None

Eric Fallon                  Vice President              None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)         Vice President              None
& Secretary

Mark Ferro                   Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)        Vice President              None

John ("J") Fortuna(2)        Vice President              None

Ronald R. Foster             Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells       Vice President              None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto             Vice President              None
10239 Rougemont Lane
Charlotte, NC 28277

Michelle Gans                Vice President              None
8327 Kimball Drive
Eden Prairie, MN  55347

L. Daniel Garrity            Vice President              None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles                   Vice President              None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)               Vice President/National     None
Sales Manager

Michael Guman                Vice President              None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton               Vice President              None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger            Vice President              None
138 Gales Street
Portsmouth, NH  03801

Byron Ingram(1)              Assistant Vice President    None

Kathleen T. Ives(1)          Vice President              None

Eric K. Johnson              Vice President              None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson              Vice President              None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                 Vice President              None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)             Vice President              None

Brian Kelly                  Vice President              None
60 Larkspur Road
Fairfield, CT  06430

John Kennedy                 Vice President              None
799 Paine Drive
Westchester, PA  19382

Richard Klein                Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                Vice President              None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)               Vice President/             None
                             Director of Sales

Oren Lane                    Vice President              None
5286 Timber Bend Drive
Brighton, MI  48116

Todd Lawson                  Vice President              None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Dawn Lind                    Vice President              None
7 Maize Court
Melville, NY 11747

James Loehle                 Vice President              None
2714 Orchard Terrace
Linden, NJ  07036

Steve Manns                  Vice President              None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                  Vice President              None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters                Vice President              None
8384 Glen Eagle Drive
Manlius, NY  13104

LuAnn Mascia(2)              Assistant Vice President    None

Wesley Mayer(2)              Vice President              None

Theresa-Marie Maynier        Vice President              None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello          Vice President              None
100 Anderson Street, #427
Pittsburgh, PA  15212

John McDonough               Vice President              None
3812 Leland Street
Chevey Chase, MD  20815

Wayne Meyer                  Vice President              None
2617 Sun Meadow Drive
Chesterfield, MO  63005

Tanya Mrva(2)                Assistant Vice President    None

Laura Mulhall(2)             Senior Vice President       None

Charles Murray               Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                 Vice President              None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura        Vice President              None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel                 Vice President              None
2408 Eagleridge Dr.
Henderson, NV  89014

Joseph Norton                Vice President              None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski             Vice President              None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                Vice President              None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit            Vice President              None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                Vice President              None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett                Vice President              None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)              Senior Vice President       None

Minnie Ra                    Vice President              None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring                Vice President              None
378 Elm Street
Denver, CO 80220

Michael Raso                 Vice President              None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)         Vice President              None

Douglas Rentschler           Vice President              None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ruxandra Risko(2)            Vice President              None

Ian Robertson                Vice President              None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(2)          Vice President              None

Kenneth Rosenson             Vice President              None
3505 Malibu Country Drive
Malibu, CA 90265

James Ruff(2)                President                   None

Alfredo Scalzo               Vice President              None
19401 Via Del Mar, #303
Tampa, FL  33647

Timothy Schoeffler           Vice President              None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino            Vice President              None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                   Vice President              None
862 McNeill Circle
Woodland, CA  95695

Michelle Simone(2)           Assistant Vice President    None

Stuart Speckman(2)           Vice President              None

Timothy Stegner              Vice President              None
794 Jackson Street
Denver, CO 80206

Peter Sullivan               Vice President              None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis                Vice President              None
44 Abington Road
Danvers, MA  0923

Scott Such(1)                Senior Vice President       None

Brian Summe                  Vice President              None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney               Vice President              None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny                Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum         Vice President              None
704 Inwood
 Southlake, TX  76092

David G. Thomas              Vice President              None
7009 Metropolitan Place, #300
Falls Church, VA 22043

Susan Torrisi(2)             Assistant Vice President    None

Sarah Turpin                 Vice President              None
2201 Wolf Street, #5202
Dallas, TX 75201

Mark Vandehey(1)             Vice President              None

Andrea Walsh(1)              Vice President              None

Suzanne Walters(1)           Assistant Vice President    None

James Wiaduck                Vice President              None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Marjorie Williams            Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331

Donn Weise                   Vice President              None
3249 Earlmar Drive
Los Angeles, CA  90064

(1)   6803 South Tucson Way, Englewood, CO  80112
(2)   Two World Trade Center, New York, NY  10048
(3)   350 Linden Oaks, Rochester, NY  14623

Item 31.  Location of Accounts and Records.

All accounts, books and other documents, required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the Rule thereunder are maintained by OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 32.  Management Services.

The Registrant is not a party to any management-related service contract not discussed in Part A of this Registration Statement.

Item 33.  Undertakings.

1. The Registrant undertakes to suspend the offering of the shares covered hereby until it amends its prospectus if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of this Registration Statement, or (2) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.  Inapplicable

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable
                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of February, 1999.

                                          Oppenheimer    Multi-Sector   Income
Trust

                                          By: /s/ Bridget A. Macaskill*

                                          Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                   Date
----------                          -----                   ----

/s/ Leon Levy*                      Chairman of the
                                    Board of Trustees       February 23, 1999
Leon Levy

/s/ Donald W. Spiro*                Principal Executive
                                    Officer and Trustee     February 23, 1999
Donald W. Spiro

/s/ Bridget A. Macaskill*           President and Trustee   February 23, 1999

Bridget A. Macaskill

/s/ George Bowen*                   Treasurer and
                                    Principal Financial
George Bowen                        and Accounting Officer  February 23, 1999

/s/ Robert G. Galli*                Trustee                 February 23, 1999

Robert G. Galli

/s/ Benjamin Lipstein*              Trustee                 February 23, 1999

Benjamin Lipstein

/s/ Elizabeth B. Moynihan*          Trustee                 February 23, 1999

Elizabeth B. Moynihan

/s/ Kenneth A. Randall*             Trustee                 February 23, 1999

Kenneth A. Randall

/s/ Edward V. Regan*                Trustee                 February 23, 1999

Edward V. Regan

/s/ Russell S. Reynolds, Jr.*       Trustee                 February 23, 1999

Russell S. Reynolds, Jr.

/s/ Pauline Trigere*                Trustee                 February 23, 1999

Pauline Trigere

/s/ Clayton K. Yeutter*             Trustee                 February 23, 1999

Clayton K. Yeutter


*By: /s/ Robert G. Zack

   Robert G. Zack

                      OPPENHEIMER MULTI-SECTOR INCOME TRUST
                            Registration No. 811-5473
                         Post-Effective Amendment No. 14

                                Index to Exhibits



Exhibit No.       Description

24(1)             Financial  Statements and Independent  Auditors'  Report and
Consent

24(2)(b)          Amended By-Laws

24(2)(r)          Financial Data Schedule






























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